UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 ==============================================================

       ANNUAL REPORT
       USAA TARGET RETIREMENT FUNDS
       DECEMBER 31, 2014

 ==============================================================

         TARGET RETIREMENT INCOME FUND

         TARGET RETIREMENT 2020 FUND

         TARGET RETIREMENT 2030 FUND

         TARGET RETIREMENT 2040 FUND

         TARGET RETIREMENT 2050 FUND

         TARGET RETIREMENT 2060 FUND

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

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PRESIDENT'S MESSAGE

"THE BEGINNING OF A NEW YEAR CAN BE A GREAT TIME
TO TAKE STOCK OF YOUR FINANCIAL WELL BEING,         [PHOTO OF BROOKS ENGLEHARDT]
TAX SITUATION, AND THE PROGRESS YOU'VE MADE
TOWARD YOUR GOALS."

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FEBRUARY 2015

When the reporting period began in January 2014, investors had high hopes for the U.S. economy--that growth would accelerate and the economic recovery would continue. At the same time, many expected long-term interest rates to rise when the Federal Reserve (the Fed) started tapering (or reducing) its quantitative easing (QE) asset purchases. Some pundits predicted a "great rotation" from bonds into stocks as interest rates rose and bond prices fell (bond prices and interest rates move in opposite directions).

The reality, however, was somewhat different. Instead of interest rates rising, they fell during the reporting period, driving up bond prices. Meanwhile, the U.S. economy hit a winter weather-related soft patch and actually contracted during the first quarter. Then, after regaining its footing in the second quarter, the U.S. economy slowly strengthened and by the end of the year, observers were once again optimistic that economic growth could accelerate in 2015.

During the reporting period, foreign economies underperformed that of the U.S. Europe's economic growth slowed, Japan struggled to jumpstart its moribund economy, and the economy of the former engine of global growth-- China--weakened. Although economic divergence is likely to continue for a time, we do not believe it will endure over the long term. Eventually, the global economy will either rebound or global economic weakness will weigh on the U.S. economy, dampening growth. According to Standard & Poor's, S&P 500 companies generate 46.3% of their sales overseas.

That said, economic divergence also has been observed in central bank policy and equity market performance. As the Fed finished tapering its QE program during October, other global central banks continued to ease monetary policy, pushing down interest rates around the world. At the same time, U.S. stocks recorded strong gains for the reporting period, outperforming European stocks and emerging markets stocks--which generally posted declines.

Meanwhile, inflation pressures have continued to ease, with the collapse of energy prices a prime example. Oil prices fell close to 50% during the reporting period. Natural gas prices also declined. At USAA Investments, we believe the U.S. economy will generally benefit from lower energy prices.

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

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Consumer spending comprises a large percentage of the U.S. economy and lower energy prices means consumers will have more money to spend on other things. However, no one knows how significantly lower prices will affect energy-producing regions or energy-related industries, such as oil services and steel manufacturing.

The reporting period also was marked by an increase in geopolitical worries-- from Russia's involvement in Ukraine to ongoing Islamic extremism. Furthermore, near the end of the reporting period, Greece's government was forced to call an early national election, raising fears that the main opposition party--should it win--would seek to change the country's bailout agreement with the European Union. Stories such as these may influence the investment environment during the months ahead. We also expect to see exaggerated news reports if market volatility increases, as we anticipate that it might. However, dramatic news headlines are designed to elicit an emotional reaction, and shareholders should instead focus on relevant information, such as the direction of interest rates and economic conditions, to give them the perspective they need to appropriately manage their investments.

Investors also may want to make a new year's resolution to improve their financial fitness. As I write to you, 2015 has just started. The beginning of a new year can be a great time to take stock of your financial well being, tax situation, and the progress you've made toward achieving your goals. If you want to simplify your finances, you may consider consolidating some of your accounts. You also might want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. At the same time, you should make sure your investment plan still matches your goals, risk tolerance, and time horizon. If you'd like some help, please call one of our financial advisors. They would be happy to assist you.

From all of us here at USAA Investments, I wish you the happiest and healthiest of new years. We remain resolved to provide you with our best advice, exceptional service, and a wide variety of investment options. Thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.
 o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUNDS' OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

    Distributions to Shareholders                                             25

    Report of Independent Registered Public Accounting Firm                   26

    Portfolios of Investments                                                 27

    Notes to Portfolios of Investments                                        39

    Financial Statements                                                      40

    Notes to Financial Statements                                             48

EXPENSE EXAMPLE                                                               70

TRUSTEES' AND OFFICERS' INFORMATION                                           73

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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

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FUNDS' OBJECTIVE

EACH USAA TARGET RETIREMENT FUNDS PROVIDES CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH ITS CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                           FUNDS' OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUNDS

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[PHOTO OF JOHN P. TOOHEY]                              [PHOTO OF WASIF A. LATIF]
JOHN P. TOOHEY, CFA                                    WASIF A. LATIF
USAA Asset                                             USAA Asset
Management Company                                     Management Company

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o   HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

    The past year brought a divergence in economic growth trends between the United States and the rest of the world, and this was reflected in the equally wide gap in performance among the major asset classes.

    The U.S. economy, after suffering a weather-related slowdown during the first quarter of 2014, exhibited positive momentum throughout the rest of the year. The momentum was highlighted by both falling unemployment rates and third-quarter gross domestic product growth of 5%. Notably, this momentum occurred even as the Federal Reserve (the Fed) ended its stimulative bond-buying program known as quantitative easing. Outside of the United States, however, the story was quite different as global growth slowed in Europe, Japan, and the emerging markets.

    The divergence between domestic and foreign growth was evident in market performance. U.S. equities performed very well, as investors gravitated to the relative safety of U.S. large-cap stocks. Larger companies generally feature strong balance sheets, above-average dividend yields, and stable business lines - all of which were attractive attributes during a time of slowing global growth. In contrast, international equities

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2  | USAA TARGET RETIREMENT FUNDS

================================================================================

    closed the period with a negative return. While a large portion of the decline resulted from the falling value of overseas currencies relative to the U.S. dollar during the second half of 2014, the asset class was also affected by concerns about the slowing growth in both Europe and Japan. Emerging market equities and commodities also lost ground, reflecting concerns about the outlook for the world economy.

    In addition, the U.S. investment-grade bond market was helped by the environment of modest economic growth, low inflation, and the growing expectation that the Fed will not be compelled to raise interest rates until late 2015. Yields on U.S. Treasury bonds fell, as prices rose, and these gains carried through to the rest of the market. High-yield bonds lagged, however, as the weakness in energy-related bonds pressured the overall market during the second half of the year.

o HOW DID THE TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM DURING THE REPORTING PERIOD?

    The total returns for the S&P 500 Index(R) and Barclays U.S. Aggregate Bond Index, the benchmarks of the Funds, were 13.69% and 5.97%, respectively. The total returns during the reporting period for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocation Funds Index:

                                                     USAA FUND      LIPPER INDEX
    USAA Target Retirement Income Fund                  3.36%            4.44%
    USAA Target Retirement 2020 Fund                    3.45%            4.97%
    USAA Target Retirement 2030 Fund                    3.43%            5.31%
    USAA Target Retirement 2040 Fund                    3.15%            5.48%
    USAA Target Retirement 2050 Fund                    3.02%            4.32%
    USAA Target Retirement 2060 Fund                    2.91%            6.17%

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                          MANAGERS' COMMENTARY ON THE FUNDS |  3

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    USAA Asset Management Company is the Funds' investment adviser. The investment adviser provides day-to-day discretionary management for each Fund's assets.

o   WHAT FACTORS HELPED AND HURT THE FUNDS' PERFORMANCE DURING THE REPORTING
    PERIOD?

    The difference in the returns of the various Funds reflects their unique asset allocations: the further away the target retirement date, the higher each Fund's weighting in equities. We structure the Funds in this way because longer-term investors have a higher capacity to withstand short-term volatility and more time to benefit from the longer-term return potential of the stock market.

    The Funds' underperformance relative to their peer groups stemmed largely from our asset allocation strategy. While the funds in their respective peer groups tend to have a heavier emphasis on U.S. large-cap stocks, we strive to diversify the portfolios into areas where we see more attractive valuations, such as international and emerging market stocks. While this approach led to a shortfall in the Funds' returns versus their peers during 2014, we believe our value-focused approach is well positioned to deliver longer-term outperformance.

    The Funds' international allocation, which holds funds that are invested in both the developed and emerging markets overseas, was the primary detractor from performance. One of our core beliefs is that a position in non-U.S. dollar assets provides important long-term diversification benefits. While the extreme weakness in foreign currencies weighed on the U.S. dollar returns of international equities during the second half of the year, we retained our allocations to both asset classes. In the developed markets, we continue to see an opportunity in Europe. The European Central Bank's balance sheet contraction of the past year

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4  | USAA TARGET RETIREMENT FUNDS

================================================================================

    provides it with a longer runway to enact quantitative easing relative to other global central banks. In our view, these factors create the foundation for longer-term outperformance for international equities. We also see an opportunity in the emerging markets on the basis of their compelling valuations, favorable demographic trends, and long-term growth prospects.

    The Funds' domestic equity allocation delivered a positive return and made an important contribution to performance during 2014. Our performance in this segment was helped by our tilt toward large-cap stocks and away from small-cap stocks. We have held this positioning for an extended period on the belief that small-cap stocks' elevated valuations signal the potential for below-average returns over a three-to-five year interval. This strategy, while a headwind to the Funds' returns earlier in the year, began to pay off during the past six months. In our view, this helps illustrate the potential benefit of taking a long-term view and using valuation as one of the key pillars of our allocation decisions.

    The bulk of the Funds' investment-grade bond allocation is invested in four funds that provide exposure to ultra-short and short-term bonds, intermediate-term issues, and the broader market, respectively. The managers of these funds largely maintained their longstanding approach of keeping interest-rate sensitivity below their respective benchmarks and seeking to add value through individual security selection. This strategy worked as intended during 2014, as the Funds' robust security selection enabled them to outpace the broader market. The closer each Funds' target date, the greater the impact of the strength in fixed-income assets.

    The Funds also hold a weighting in high-yield bonds. After adding to performance through the first half of the year, this allocation detracted from the Funds' second-half returns. From a longer-term standpoint, we believe the asset class remains supported by the environment of moderate economic growth, low defaults, and the steady credit outlook for high-yield companies.

================================================================================

                                          MANAGERS' COMMENTARY ON THE FUNDS |  5

================================================================================

    We continue to emphasize fundamentals and valuations as we work to uncover the most promising opportunities for our investors. As always, we construct and manage investment portfolios that strive to achieve superior performance over a full market cycle.

    Thank you for your investment in the Funds.

THE RISKS OF THE TARGET RETIREMENT FUNDS REFLECT THE RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE TARGET DATE IS THE APPROXIMATE DATE WHEN INVESTORS PLAN TO START WITHDRAWING THEIR MONEY FOR RETIREMENT PURPOSES. IN GENERAL, THE TARGET RETIREMENT FUNDS' INVESTMENT PROGRAM ASSUMES FUNDS WILL START BEING WITHDRAWN FOR RETIREMENT PURPOSES AT AGE 65. THE PRINCIPAL VALUE OF THE TARGET RETIREMENT FUNDS IS NOT GUARANTEED AT ANY TIME, INCLUDING AT THE TARGET DATE. THE FUNDS' OBJECTIVES DO NOT CHANGE OVER TIME.

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6  | USAA TARGET RETIREMENT FUNDS

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INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (THE FUND) (Ticker Symbol: URINX)


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                                   12/31/14                    12/31/13
--------------------------------------------------------------------------------

Net Assets                       $367.3 Million              $359.5 Million
Net Asset Value Per Share            $11.82                      $11.84


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                       5 YEAR               SINCE INCEPTION 7/31/08

    3.36%                        6.35%                         6.10%


--------------------------------------------------------------------------------
                    EXPENSE RATIO AS OF 12/31/13*
--------------------------------------------------------------------------------

                                 0.68%

              (Including acquired fund fees and expenses of 0.63%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                             USAA TARGET           BARCLAYS U.S.
                      S&P 500             RETIREMENT INCOME       AGGREGATE BOND
                      INDEX                     FUND                 INDEX
07/31/2008           $10,000.00              $10,000.00             $10,000.00
08/31/2008            10,144.65               10,000.00              10,094.91
09/30/2008             9,240.68                9,580.62               9,959.32
10/31/2008             7,688.73                8,617.54               9,724.23
11/30/2008             7,137.03                8,416.90              10,040.76
12/31/2008             7,212.97                8,598.81              10,415.37
01/31/2009             6,605.01                8,303.36              10,323.47
02/28/2009             5,901.73                7,997.71              10,284.50
03/31/2009             6,418.69                8,347.98              10,427.47
04/30/2009             7,033.02                8,768.46              10,477.33
05/31/2009             7,426.40                9,301.74              10,553.32
06/30/2009             7,441.13                9,397.12              10,613.35
07/31/2009             8,003.95                9,852.49              10,784.54
08/31/2009             8,292.93               10,090.52              10,896.20
09/30/2009             8,602.38               10,395.82              11,010.66
10/31/2009             8,442.58               10,427.13              11,065.03
11/30/2009             8,948.99               10,677.64              11,208.28
12/31/2009             9,121.85               10,752.00              11,033.08
01/31/2010             8,793.70               10,773.15              11,201.62
02/28/2010             9,066.10               10,889.44              11,243.45
03/31/2010             9,613.20               11,150.65              11,229.63
04/30/2010             9,764.97               11,299.60              11,346.52
05/31/2010             8,985.23               11,001.69              11,442.00
06/30/2010             8,514.87               10,949.60              11,621.43
07/31/2010             9,111.44               11,282.06              11,745.42
08/31/2010             8,700.12               11,239.16              11,896.55
09/30/2010             9,476.55               11,658.40              11,909.23
10/31/2010             9,837.13               11,852.89              11,951.63
11/30/2010             9,838.39               11,809.67              11,882.94
12/31/2010            10,495.91               12,004.53              11,754.80
01/31/2011            10,744.67               12,070.13              11,768.48
02/28/2011            11,112.78               12,223.19              11,797.92
03/31/2011            11,117.20               12,293.52              11,804.44
04/30/2011            11,446.44               12,557.66              11,954.28
05/31/2011            11,316.87               12,568.67              12,110.29
06/30/2011            11,128.23               12,470.03              12,074.83
07/31/2011            10,901.94               12,492.18              12,266.44
08/31/2011            10,309.72               12,237.46              12,445.65
09/30/2011             9,584.96               11,838.36              12,536.18
10/31/2011            10,632.53               12,295.83              12,549.65
11/30/2011            10,609.03               12,240.04              12,538.76
12/31/2011            10,717.55               12,240.64              12,676.57
01/31/2012            11,197.87               12,591.02              12,787.88
02/29/2012            11,682.08               12,783.16              12,784.95
03/31/2012            12,066.53               12,806.95              12,714.90
04/30/2012            11,990.79               12,806.95              12,855.86
05/31/2012            11,270.14               12,500.40              12,972.18
06/30/2012            11,734.49               12,686.14              12,977.27
07/31/2012            11,897.47               12,811.86              13,156.26
08/31/2012            12,165.44               12,994.72              13,164.86
09/30/2012            12,479.81               13,224.59              13,182.98
10/31/2012            12,249.38               13,247.59              13,208.91
11/30/2012            12,320.44               13,293.59              13,229.75
12/31/2012            12,432.74               13,401.94              13,210.92
01/31/2013            13,076.69               13,530.13              13,118.52
02/28/2013            13,254.21               13,565.10              13,184.27
03/31/2013            13,751.28               13,679.35              13,194.80
04/30/2013            14,016.22               13,749.56              13,328.31
05/31/2013            14,344.09               13,702.76              13,090.51
06/30/2013            14,151.46               13,374.93              12,888.02
07/31/2013            14,871.55               13,645.73              12,905.64
08/31/2013            14,440.85               13,516.22              12,839.67
09/30/2013            14,893.70               13,770.69              12,961.22
10/31/2013            15,578.33               13,995.66              13,066.01
11/30/2013            16,053.07               14,078.55              13,017.09
12/31/2013            16,459.47               14,150.14              12,943.53
01/31/2014            15,890.40               14,054.53              13,134.78
02/28/2014            16,617.28               14,329.40              13,204.61
03/31/2014            16,756.96               14,368.08              13,182.12
04/30/2014            16,880.83               14,440.47              13,293.36
05/31/2014            17,277.09               14,609.36              13,444.71
06/30/2014            17,633.99               14,751.31              13,451.66
07/31/2014            17,390.80               14,630.00              13,417.92
08/31/2014            18,086.53               14,811.96              13,566.04
09/30/2014            17,832.89               14,575.77              13,473.93
10/31/2014            18,268.46               14,648.95              13,606.37
11/30/2014            18,759.78               14,770.92              13,702.90
12/31/2014            18,712.53               14,625.46              13,715.75

                                   [END CHART]

                       Data since Fund inception 7/31/08 to 12/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded U.S. stocks.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

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8  | USAA TARGET RETIREMENT FUNDS

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USAA TARGET RETIREMENT 2020 FUND (THE FUND) (Ticker Symbol: URTNX)


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                                         12/31/14                12/31/13
--------------------------------------------------------------------------------

Net Assets                           $650.4 Million          $632.6 Million
Net Asset Value Per Share                $12.56                  $12.63


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                5 YEAR                SINCE INCEPTION 7/31/08

    3.45%                 7.43%                         7.16%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/13*
--------------------------------------------------------------------------------

                                         0.74%

                (Including acquired fund fees and expenses of 0.70%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                             USAA TARGET          BARCLAYS U.S.
                        S&P 500            RETIREMENT 2020       AGGREGATE BOND
                         INDEX                   FUND                 INDEX
07/31/2008            $10,000.00              $10,000.00           $10,000.00
08/31/2008             10,144.65               10,000.00            10,094.91
09/30/2008              9,240.68                9,490.00             9,959.32
10/31/2008              7,688.73                8,360.00             9,724.23
11/30/2008              7,137.03                8,210.00            10,040.76
12/31/2008              7,212.97                8,505.09            10,415.37
01/31/2009              6,605.01                8,077.29            10,323.47
02/28/2009              5,901.73                7,618.93            10,284.50
03/31/2009              6,418.69                8,067.10            10,427.47
04/30/2009              7,033.02                8,637.50            10,477.33
05/31/2009              7,426.40                9,228.27            10,553.32
06/30/2009              7,441.13                9,309.76            10,613.35
07/31/2009              8,003.95                9,849.60            10,784.54
08/31/2009              8,292.93               10,094.06            10,896.20
09/30/2009              8,602.38               10,470.93            11,010.66
10/31/2009              8,442.58               10,470.93            11,065.03
11/30/2009              8,948.99               10,776.50            11,208.28
12/31/2009              9,121.85               10,896.68            11,033.08
01/31/2010              8,793.70               10,844.19            11,201.62
02/28/2010              9,066.10               10,991.16            11,243.45
03/31/2010              9,613.20               11,337.59            11,229.63
04/30/2010              9,764.97               11,516.05            11,346.52
05/31/2010              8,985.23               11,075.14            11,442.00
06/30/2010              8,514.87               10,970.17            11,621.43
07/31/2010              9,111.44               11,379.58            11,745.42
08/31/2010              8,700.12               11,274.60            11,896.55
09/30/2010              9,476.55               11,820.48            11,909.23
10/31/2010              9,837.13               12,072.43            11,951.63
11/30/2010              9,838.39               12,019.94            11,882.94
12/31/2010             10,495.91               12,343.67            11,754.80
01/31/2011             10,744.67               12,419.27            11,768.48
02/28/2011             11,112.78               12,624.46            11,797.92
03/31/2011             11,117.20               12,710.85            11,804.44
04/30/2011             11,446.44               13,034.83            11,954.28
05/31/2011             11,316.87               12,991.64            12,110.29
06/30/2011             11,128.23               12,872.84            12,074.83
07/31/2011             10,901.94               12,851.24            12,266.44
08/31/2011             10,309.72               12,440.87            12,445.65
09/30/2011              9,584.96               11,836.10            12,536.18
10/31/2011             10,632.53               12,516.46            12,549.65
11/30/2011             10,609.03               12,419.27            12,538.76
12/31/2011             10,717.55               12,407.50            12,676.57
01/31/2012             11,197.87               12,853.81            12,787.88
02/29/2012             11,682.08               13,121.60            12,784.95
03/31/2012             12,066.53               13,177.39            12,714.90
04/30/2012             11,990.79               13,155.07            12,855.86
05/31/2012             11,270.14               12,697.60            12,972.18
06/30/2012             11,734.49               12,954.23            12,977.27
07/31/2012             11,897.47               13,076.97            13,156.26
08/31/2012             12,165.44               13,288.97            13,164.86
09/30/2012             12,479.81               13,579.07            13,182.98
10/31/2012             12,249.38               13,567.91            13,208.91
11/30/2012             12,320.44               13,646.02            13,229.75
12/31/2012             12,432.74               13,804.38            13,210.92
01/31/2013             13,076.69               14,022.95            13,118.52
02/28/2013             13,254.21               14,068.96            13,184.27
03/31/2013             13,751.28               14,218.51            13,194.80
04/30/2013             14,016.22               14,322.04            13,328.31
05/31/2013             14,344.09               14,322.04            13,090.51
06/30/2013             14,151.46               13,988.43            12,888.02
07/31/2013             14,871.55               14,356.55            12,905.64
08/31/2013             14,440.85               14,172.49            12,839.67
09/30/2013             14,893.70               14,529.10            12,961.22
10/31/2013             15,578.33               14,839.70            13,066.01
11/30/2013             16,053.07               14,954.74            13,017.09
12/31/2013             16,459.47               15,068.77            12,943.53
01/31/2014             15,890.40               14,854.02            13,134.78
02/28/2014             16,617.28               15,247.74            13,204.61
03/31/2014             16,756.96               15,295.47            13,182.12
04/30/2014             16,880.83               15,378.98            13,293.36
05/31/2014             17,277.09               15,581.81            13,444.71
06/30/2014             17,633.99               15,772.70            13,451.66
07/31/2014             17,390.80               15,593.74            13,417.92
08/31/2014             18,086.53               15,832.35            13,566.04
09/30/2014             17,832.89               15,510.22            13,473.93
10/31/2014             18,268.46               15,617.60            13,606.37
11/30/2014             18,759.78               15,772.70            13,702.90
12/31/2014             18,712.53               15,589.12            13,715.75

                                [END CHART]

               Data since Fund inception 7/31/08 to 12/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND (THE FUND) (Ticker Symbol: URTRX)


--------------------------------------------------------------------------------
                                       12/31/14                  12/31/13
--------------------------------------------------------------------------------

Net Assets                          $1.1 Billion               $1.1 Billion
Net Asset Value Per Share             $13.05                     $13.13


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                    5 YEAR           SINCE INCEPTION 7/31/08

    3.43%                     8.70%                    7.57%


--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 12/31/13*
--------------------------------------------------------------------------------

                                     0.80%
              (Including acquired fund fees and expenses of 0.77%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              USAA TARGET         BARCLAYS U.S.
                         S&P 500            RETIREMENT 2030       AGGREGATE BOND
                          INDEX                  FUND                  INDEX
07/31/2008             $10,000.00             $10,000.00            $10,000.00
08/31/2008              10,144.65               9,990.00             10,094.91
09/30/2008               9,240.68               9,250.00              9,959.32
10/31/2008               7,688.73               7,970.00              9,724.23
11/30/2008               7,137.03               7,690.00             10,040.76
12/31/2008               7,212.97               7,993.85             10,415.37
01/31/2009               6,605.01               7,555.97             10,323.47
02/28/2009               5,901.73               7,097.72             10,284.50
03/31/2009               6,418.69               7,525.42             10,427.47
04/30/2009               7,033.02               8,105.86             10,477.33
05/31/2009               7,426.40               8,696.49             10,553.32
06/30/2009               7,441.13               8,757.59             10,613.35
07/31/2009               8,003.95               9,348.22             10,784.54
08/31/2009               8,292.93               9,612.98             10,896.20
09/30/2009               8,602.38              10,030.50             11,010.66
10/31/2009               8,442.58               9,969.40             11,065.03
11/30/2009               8,948.99              10,335.99             11,208.28
12/31/2009               9,121.85              10,526.60             11,033.08
01/31/2010               8,793.70              10,349.42             11,201.62
02/28/2010               9,066.10              10,526.60             11,243.45
03/31/2010               9,613.20              10,995.61             11,229.63
04/30/2010               9,764.97              11,172.79             11,346.52
05/31/2010               8,985.23              10,557.87             11,442.00
06/30/2010               8,514.87              10,370.27             11,621.43
07/31/2010               9,111.44              10,891.39             11,745.42
08/31/2010               8,700.12              10,682.94             11,896.55
09/30/2010               9,476.55              11,422.93             11,909.23
10/31/2010               9,837.13              11,735.60             11,951.63
11/30/2010               9,838.39              11,673.06             11,882.94
12/31/2010              10,495.91              12,141.60             11,754.80
01/31/2011              10,744.67              12,216.35             11,768.48
02/28/2011              11,112.78              12,472.64             11,797.92
03/31/2011              11,117.20              12,579.43             11,804.44
04/30/2011              11,446.44              12,995.89             11,954.28
05/31/2011              11,316.87              12,878.43             12,110.29
06/30/2011              11,128.23              12,728.93             12,074.83
07/31/2011              10,901.94              12,643.50             12,266.44
08/31/2011              10,309.72              12,077.53             12,445.65
09/30/2011               9,584.96              11,265.95             12,536.18
10/31/2011              10,632.53              12,152.28             12,549.65
11/30/2011              10,609.03              12,034.82             12,538.76
12/31/2011              10,717.55              12,000.42             12,676.57
01/31/2012              11,197.87              12,549.39             12,787.88
02/29/2012              11,682.08              12,911.70             12,784.95
03/31/2012              12,066.53              13,010.52             12,714.90
04/30/2012              11,990.79              12,933.66             12,855.86
05/31/2012              11,270.14              12,274.90             12,972.18
06/30/2012              11,734.49              12,626.24             12,977.27
07/31/2012              11,897.47              12,736.03             13,156.26
08/31/2012              12,165.44              12,988.56             13,164.86
09/30/2012              12,479.81              13,317.94             13,182.98
10/31/2012              12,249.38              13,263.04             13,208.91
11/30/2012              12,320.44              13,361.86             13,229.75
12/31/2012              12,432.74              13,579.66             13,210.92
01/31/2013              13,076.69              13,918.30             13,118.52
02/28/2013              13,254.21              13,952.17             13,184.27
03/31/2013              13,751.28              14,144.06             13,194.80
04/30/2013              14,016.22              14,256.95             13,328.31
05/31/2013              14,344.09              14,324.68             13,090.51
06/30/2013              14,151.46              13,974.74             12,888.02
07/31/2013              14,871.55              14,471.42             12,905.64
08/31/2013              14,440.85              14,223.08             12,839.67
09/30/2013              14,893.70              14,697.18             12,961.22
10/31/2013              15,578.33              15,103.55             13,066.01
11/30/2013              16,053.07              15,272.88             13,017.09
12/31/2013              16,459.47              15,442.03             12,943.53
01/31/2014              15,890.40              15,065.67             13,134.78
02/28/2014              16,617.28              15,583.15             13,204.61
03/31/2014              16,756.96              15,641.96             13,182.12
04/30/2014              16,880.83              15,712.52             13,293.36
05/31/2014              17,277.09              15,971.26             13,444.71
06/30/2014              17,633.99              16,230.00             13,451.66
07/31/2014              17,390.80              15,959.50             13,417.92
08/31/2014              18,086.53              16,277.05             13,566.04
09/30/2014              17,832.89              15,841.90             13,473.93
10/31/2014              18,268.46              15,971.26             13,606.37
11/30/2014              18,759.78              16,206.48             13,702.90
12/31/2014              18,712.53              15,972.45             13,715.75

                                [END CHART]

               Data since Fund inception 7/31/08 to 12/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND (THE FUND)
(Ticker Symbol: URFRX)


--------------------------------------------------------------------------------
                                     12/31/14                    12/31/13
--------------------------------------------------------------------------------

Net Assets                         $1.2 Billion                $1.1 Billion
Net Asset Value Per Share             $12.89                      $12.99


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                    5 YEAR             SINCE INCEPTION 7/31/08

    3.15%                     9.19%                      7.00%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/13*
--------------------------------------------------------------------------------

                                    0.86%

              (Including acquired fund fees and expenses of 0.83%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                             USAA TARGET          BARCLAYS U.S.
                        S&P 500            RETIREMENT 2040       AGGREGATE BOND
                         INDEX                 FUND                   INDEX
07/31/2008            $10,000.00            $10,000.00             $10,000.00
08/31/2008             10,144.65              9,990.00              10,094.91
09/30/2008              9,240.68              9,110.00               9,959.32
10/31/2008              7,688.73              7,610.00               9,724.23
11/30/2008              7,137.03              7,160.00              10,040.76
12/31/2008              7,212.97              7,494.90              10,415.37
01/31/2009              6,605.01              7,016.93              10,323.47
02/28/2009              5,901.73              6,508.46              10,284.50
03/31/2009              6,418.69              6,966.09              10,427.47
04/30/2009              7,033.02              7,545.75              10,477.33
05/31/2009              7,426.40              8,115.24              10,553.32
06/30/2009              7,441.13              8,115.24              10,613.35
07/31/2009              8,003.95              8,755.91              10,784.54
08/31/2009              8,292.93              8,999.98              10,896.20
09/30/2009              8,602.38              9,437.27              11,010.66
10/31/2009              8,442.58              9,294.89              11,065.03
11/30/2009              8,948.99              9,722.01              11,208.28
12/31/2009              9,121.85              9,946.22              11,033.08
01/31/2010              8,793.70              9,656.12              11,201.62
02/28/2010              9,066.10              9,863.34              11,243.45
03/31/2010              9,613.20             10,402.09              11,229.63
04/30/2010              9,764.97             10,567.86              11,346.52
05/31/2010              8,985.23              9,821.89              11,442.00
06/30/2010              8,514.87              9,552.52              11,621.43
07/31/2010              9,111.44             10,143.07              11,745.42
08/31/2010              8,700.12              9,832.25              11,896.55
09/30/2010              9,476.55             10,702.55              11,909.23
10/31/2010              9,837.13             11,054.81              11,951.63
11/30/2010              9,838.39             10,982.29              11,882.94
12/31/2010             10,495.91             11,596.80              11,754.80
01/31/2011             10,744.67             11,638.94              11,768.48
02/28/2011             11,112.78             11,944.39              11,797.92
03/31/2011             11,117.20             12,060.25              11,804.44
04/30/2011             11,446.44             12,523.70              11,954.28
05/31/2011             11,316.87             12,344.64              12,110.29
06/30/2011             11,128.23             12,165.58              12,074.83
07/31/2011             10,901.94             11,997.06              12,266.44
08/31/2011             10,309.72             11,291.35              12,445.65
09/30/2011              9,584.96             10,343.38              12,536.18
10/31/2011             10,632.53             11,365.08              12,549.65
11/30/2011             10,609.03             11,238.68              12,538.76
12/31/2011             10,717.55             11,162.02              12,676.57
01/31/2012             11,197.87             11,764.21              12,787.88
02/29/2012             11,682.08             12,172.84              12,784.95
03/31/2012             12,066.53             12,301.88              12,714.90
04/30/2012             11,990.79             12,183.60              12,855.86
05/31/2012             11,270.14             11,387.84              12,972.18
06/30/2012             11,734.49             11,774.97              12,977.27
07/31/2012             11,897.47             11,850.24              13,156.26
08/31/2012             12,165.44             12,119.08              13,164.86
09/30/2012             12,479.81             12,473.94              13,182.98
10/31/2012             12,249.38             12,366.40              13,208.91
11/30/2012             12,320.44             12,484.69              13,229.75
12/31/2012             12,432.74             12,749.61              13,210.92
01/31/2013             13,076.69             13,156.63              13,118.52
02/28/2013             13,254.21             13,189.64              13,184.27
03/31/2013             13,751.28             13,409.65              13,194.80
04/30/2013             14,016.22             13,530.65              13,328.31
05/31/2013             14,344.09             13,651.66              13,090.51
06/30/2013             14,151.46             13,299.64              12,888.02
07/31/2013             14,871.55             13,871.67              12,905.64
08/31/2013             14,440.85             13,596.65              12,839.67
09/30/2013             14,893.70             14,135.68              12,961.22
10/31/2013             15,578.33             14,575.70              13,066.01
11/30/2013             16,053.07             14,762.71              13,017.09
12/31/2013             16,459.47             14,963.92              12,943.53
01/31/2014             15,890.40             14,491.62              13,134.78
02/28/2014             16,617.28             15,067.60              13,204.61
03/31/2014             16,756.96             15,125.20              13,182.12
04/30/2014             16,880.83             15,182.79              13,293.36
05/31/2014             17,277.09             15,447.74              13,444.71
06/30/2014             17,633.99             15,735.73              13,451.66
07/31/2014             17,390.80             15,424.71              13,417.92
08/31/2014             18,086.53             15,781.81              13,566.04
09/30/2014             17,832.89             15,286.47              13,473.93
10/31/2014             18,268.46             15,413.19              13,606.37
11/30/2014             18,759.78             15,678.14              13,702.90
12/31/2014             18,712.53             15,435.88              13,715.75

                                [END CHART]

               Data since Fund inception 7/31/08 to 12/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND (THE FUND)
(Ticker Symbol: URFFX)


--------------------------------------------------------------------------------
                                     12/31/14                    12/31/13
--------------------------------------------------------------------------------

Net Assets                       $607.9 Million               $541.5 Million
Net Asset Value Per Share            $12.81                       $12.86


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                  5 YEAR            SINCE INCEPTION 7/31/08

    3.02%                   9.24%                      6.22%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/13*
--------------------------------------------------------------------------------

                                    0.91%

              (Including acquired fund fees and expenses of 0.86%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              USAA TARGET          BARCLAYS U.S.
                         S&P 500            RETIREMENT 2050       AGGREGATE BOND
                          INDEX                 FUND                  INDEX
07/31/2008              $10,000.00           $10,000.00            $10,000.00
08/31/2008               10,144.65             9,960.00             10,094.91
09/30/2008                9,240.68             8,970.00              9,959.32
10/31/2008                7,688.73             7,330.00              9,724.23
11/30/2008                7,137.03             6,810.00             10,040.76
12/31/2008                7,212.97             7,180.05             10,415.37
01/31/2009                6,605.01             6,611.33             10,323.47
02/28/2009                5,901.73             6,042.61             10,284.50
03/31/2009                6,418.69             6,550.40             10,427.47
04/30/2009                7,033.02             7,129.27             10,477.33
05/31/2009                7,426.40             7,677.67             10,553.32
06/30/2009                7,441.13             7,616.74             10,613.35
07/31/2009                8,003.95             8,276.86             10,784.54
08/31/2009                8,292.93             8,510.44             10,896.20
09/30/2009                8,602.38             8,936.98             11,010.66
10/31/2009                8,442.58             8,733.86             11,065.03
11/30/2009                8,948.99             9,211.18             11,208.28
12/31/2009                9,121.85             9,466.36             11,033.08
01/31/2010                8,793.70             9,065.51             11,201.62
02/28/2010                9,066.10             9,301.91             11,243.45
03/31/2010                9,613.20             9,877.50             11,229.63
04/30/2010                9,764.97            10,021.39             11,346.52
05/31/2010                8,985.23             9,209.40             11,442.00
06/30/2010                8,514.87             8,880.50             11,621.43
07/31/2010                9,111.44             9,507.48             11,745.42
08/31/2010                8,700.12             9,137.46             11,896.55
09/30/2010                9,476.55            10,083.06             11,909.23
10/31/2010                9,837.13            10,442.81             11,951.63
11/30/2010                9,838.39            10,381.14             11,882.94
12/31/2010               10,495.91            11,047.20             11,754.80
01/31/2011               10,744.67            11,078.32             11,768.48
02/28/2011               11,112.78            11,379.13             11,797.92
03/31/2011               11,117.20            11,503.61             11,804.44
04/30/2011               11,446.44            11,980.77             11,954.28
05/31/2011               11,316.87            11,762.93             12,110.29
06/30/2011               11,128.23            11,576.22             12,074.83
07/31/2011               10,901.94            11,368.76             12,266.44
08/31/2011               10,309.72            10,621.91             12,445.65
09/30/2011                9,584.96             9,646.85             12,536.18
10/31/2011               10,632.53            10,715.27             12,549.65
11/30/2011               10,609.03            10,580.42             12,538.76
12/31/2011               10,717.55            10,465.04             12,676.57
01/31/2012               11,197.87            11,095.46             12,787.88
02/29/2012               11,682.08            11,536.76             12,784.95
03/31/2012               12,066.53            11,694.37             12,714.90
04/30/2012               11,990.79            11,536.76             12,855.86
05/31/2012               11,270.14            10,633.15             12,972.18
06/30/2012               11,734.49            11,063.94             12,977.27
07/31/2012               11,897.47            11,105.97             13,156.26
08/31/2012               12,165.44            11,379.15             13,164.86
09/30/2012               12,479.81            11,757.41             13,182.98
10/31/2012               12,249.38            11,641.83             13,208.91
11/30/2012               12,320.44            11,767.92             13,229.75
12/31/2012               12,432.74            12,031.81             13,210.92
01/31/2013               13,076.69            12,438.22             13,118.52
02/28/2013               13,254.21            12,470.30             13,184.27
03/31/2013               13,751.28            12,684.20             13,194.80
04/30/2013               14,016.22            12,801.84             13,328.31
05/31/2013               14,344.09            12,930.18             13,090.51
06/30/2013               14,151.46            12,587.94             12,888.02
07/31/2013               14,871.55            13,154.78             12,905.64
08/31/2013               14,440.85            12,876.71             12,839.67
09/30/2013               14,893.70            13,443.54             12,961.22
10/31/2013               15,578.33            13,882.03             13,066.01
11/30/2013               16,053.07            14,085.24             13,017.09
12/31/2013               16,459.47            14,295.56             12,943.53
01/31/2014               15,890.40            13,761.98             13,134.78
02/28/2014               16,617.28            14,362.26             13,204.61
03/31/2014               16,756.96            14,417.84             13,182.12
04/30/2014               16,880.83            14,462.31             13,293.36
05/31/2014               17,277.09            14,729.10             13,444.71
06/30/2014               17,633.99            15,029.23             13,451.66
07/31/2014               17,390.80            14,695.74             13,417.92
08/31/2014               18,086.53            15,062.58             13,566.04
09/30/2014               17,832.89            14,551.23             13,473.93
10/31/2014               18,268.46            14,706.86             13,606.37
11/30/2014               18,759.78            14,984.77             13,702.90
12/31/2014               18,712.53            14,726.57             13,715.75

                                [END CHART]

               Data since Fund inception 7/31/08 to 12/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2060 FUND (THE FUND) (Ticker Symbol: URSIX)

--------------------------------------------------------------------------------
                                       12/31/14                  12/31/13
--------------------------------------------------------------------------------
Net Assets                          $25.8 Million              $11.8 Million
Net Asset Value Per Share              $10.93                      $10.85

--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
     1 YEAR                                  SINCE INCEPTION 7/12/13
     2.91%                                            8.61%

--------------------------------------------------------------------------------
                        EXPENSE RATIOS AS OF 12/31/13*
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT       2.60%      AFTER REIMBURSEMENT            0.98%

              (Including acquired fund fees and expenses of 0.88%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              USAA TARGET          BARCLAYS U.S.
                          S&P 500           RETIREMENT 2060       AGGREGATE BOND
                           INDEX                  FUND                 INDEX
07/31/2013              $10,000.00             $10,000.00           $10,000.00
08/31/2013                9,710.38               9,830.00             9,948.88
09/30/2013               10,014.90              10,290.00            10,043.07
10/31/2013               10,475.26              10,640.00            10,124.27
11/30/2013               10,794.48              10,800.00            10,086.36
12/31/2013               11,067.76              10,969.48            10,029.36
01/31/2014               10,685.10              10,534.75            10,177.55
02/28/2014               11,173.88              11,009.92            10,231.66
03/31/2014               11,267.80              11,060.47            10,214.23
04/30/2014               11,351.09              11,080.69            10,300.43
05/31/2014               11,617.55              11,293.00            10,417.70
06/30/2014               11,857.54              11,515.43            10,423.09
07/31/2014               11,694.01              11,242.45            10,396.94
08/31/2014               12,161.83              11,525.54            10,511.72
09/30/2014               11,991.28              11,141.35            10,440.35
10/31/2014               12,284.17              11,272.78            10,542.97
11/30/2014               12,614.55              11,485.10            10,617.76
12/31/2014               12,582.77              11,288.40            10,627.72

                                [END CHART]

              Data since Fund inception 7/31/13 to 12/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2060 Fund to the benchmarks listed above
(see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the S&P 500 Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2013, while the inception date of the Fund is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o TARGET RETIREMENT INCOME FUND o

                           ASSET ALLOCATION - 12/31/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth                                                         1.8%
Emerging Markets                                                          2.8%
Flexible Income                                                           3.4%
Growth                                                                    2.7%
Income Stock                                                              5.4%
International                                                             8.4%
Precious Metals and Minerals                                              0.4%
Real Return                                                               4.4%
S&P 500 Index                                                             2.7%
Small Cap Stock                                                           2.7%
Total Return Strategy                                                     1.6%
Value                                                                     5.5%
   TOTAL EQUITY & ALTERNATIVE                                            41.8%
High Income                                                               5.3%
Income                                                                   10.5%
Intermediate-Term Bond                                                   15.4%
Short-Term Bond                                                          20.6%
   TOTAL FIXED-INCOME                                                    51.8%
Ultra Short-Term Bond                                                     5.2%
   TOTAL ULTRA SHORT                                                      5.2%
Money Market Instruments                                                  1.3%
   TOTAL MONEY MARKET INSTRUMENTS                                         1.3%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                          o TARGET RETIREMENT 2020 FUND o

                             ASSET ALLOCATION - 12/31/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth                                                         2.5%
Emerging Markets                                                          4.0%
Flexible Income                                                           3.2%
Growth                                                                    3.8%
Income Stock                                                              7.6%
International                                                            12.0%
Precious Metals and Minerals                                              0.7%
Real Return                                                               4.2%
S&P 500 Index                                                             3.8%
Small Cap Stock                                                           3.7%
Total Return Strategy                                                     1.8%
Value                                                                     7.6%
   TOTAL EQUITY & ALTERNATIVE                                            54.9%
High Income                                                               5.2%
Income                                                                    9.6%
Intermediate-Term Bond                                                   14.9%
Short-Term Bond                                                          11.4%
   TOTAL FIXED-INCOME                                                    41.1%
Ultra Short-Term Bond                                                     2.5%
   TOTAL ULTRA SHORT                                                      2.5%
Money Market Instruments                                                  1.5%
   TOTAL MONEY MARKET INSTRUMENTS                                         1.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                           ASSET ALLOCATION - 12/31/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth.....................................................    3.6%
Emerging Markets......................................................    5.7%
Flexible Income.......................................................    2.6%
Growth................................................................    5.6%
Income Stock..........................................................   10.8%
International.........................................................   17.7%
Precious Metals and Minerals..........................................    1.1%
Real Return...........................................................    3.7%
S&P 500 Index.........................................................    5.4%
Small Cap Stock.......................................................    5.3%
Total Return Strategy ................................................    2.3%
Value.................................................................   10.9%
  TOTAL EQUITY & ALTERNATIVE..........................................   74.7%
High Income...........................................................    3.9%
Income................................................................    6.5%
Intermediate-Term Bond................................................   10.5%
Short-Term Bond.......................................................    1.9%
  TOTAL FIXED-INCOME..................................................   22.8%
Ultra Short-Term Bond.................................................    1.0%
  TOTAL ULTRA SHORT...................................................    1.0%
Money Market Instruments..............................................    1.5%
  TOTAL MONEY MARKET INSTRUMENTS......................................    1.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  21

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                           ASSET ALLOCATION - 12/31/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth.....................................................    4.4%
Emerging Markets......................................................    7.0%
Flexible Income.......................................................    2.1%
Growth................................................................    6.6%
Income Stock..........................................................   13.2%
International.........................................................   21.4%
Precious Metals and Minerals .........................................    1.5%
Real Return...........................................................    3.1%
S&P 500 Index.........................................................    6.5%
Small Cap Stock.......................................................    6.3%
Total Return Strategy.................................................    2.8%
Value.................................................................   13.4%
  TOTAL EQUITY & ALTERNATIVE..........................................   88.3%
High Income...........................................................    1.7%
Income................................................................    2.7%
Intermediate-Term Bond................................................    4.7%
Short-Term Bond.......................................................    0.1%
  TOTAL FIXED-INCOME..................................................    9.2%
Ultra Short-Term Bond.................................................    1.1%
  TOTAL ULTRA SHORT...................................................    1.1%
Money Market Instruments..............................................    1.4%
  TOTAL MONEY MARKET INSTRUMENTS......................................    1.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                           ASSET ALLOCATION - 12/31/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth.....................................................    4.8%
Emerging Markets......................................................    7.9%
Flexible Income.......................................................    1.8%
Growth................................................................    7.3%
Income Stock..........................................................   14.7%
International.........................................................   24.0%
Precious Metals and Minerals..........................................    1.6%
Real Return...........................................................    2.7%
S&P 500 Index.........................................................    7.0%
Small Cap Stock.......................................................    7.1%
Total Return Strategy.................................................    2.6%
Value.................................................................   15.0%
  TOTAL EQUITY & ALTERNATIVE..........................................   96.5%
High Income...........................................................    0.2%
Income................................................................    0.5%
Intermediate-Term Bond................................................    0.3%
  TOTAL FIXED-INCOME..................................................    1.0%
Ultra Short-Term Bond.................................................    1.0%
  TOTAL ULTRA SHORT...................................................    1.0%
Money Market Instruments..............................................    1.5%
   TOTAL MONEY MARKET INSTRUMENTS.....................................    1.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  23

================================================================================

                         o TARGET RETIREMENT 2060 FUND o

                           ASSET ALLOCATION - 12/31/14

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth.....................................................    5.2%
Emerging Markets......................................................    7.7%
Flexible Income.......................................................    1.4%
Growth................................................................    7.9%
Income Stock..........................................................   15.7%
International.........................................................   23.0%
Precious Metals and Minerals..........................................    1.5%
Real Return...........................................................    2.0%
S&P 500 Index.........................................................    7.8%
Small Cap Stock.......................................................    7.0%
Total Return Strategy.................................................    2.1%
Value.................................................................   15.8%
  TOTAL EQUITY & ALTERNATIVE..........................................   97.1%
High Income...........................................................      -*
Income................................................................    0.1%
Intermediate-Term Bond................................................      -*
Short-Term Bond.......................................................      -*
  TOTAL FIXED-INCOME..................................................    0.1%
Ultra Short-Term Bond.................................................    0.9%
  TOTAL ULTRA SHORT...................................................    0.9%
Money Market Instruments..............................................    1.8%
  TOTAL MONEY MARKET INSTRUMENTS......................................    1.8%

Percentages are of the net assets of the Fund and may not equal 100%.
* Represents less than 0.1%

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the applicable Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2014:


                DIVIDEND          QUALIFIED
                RECEIVED           DIVIDEND          LONG-TERM
               DEDUCTION            INCOME             CAPITAL        FOREIGN    FOREIGN     QUALIFIED
               (CORPORATE       (NON-CORPORATE          GAIN           TAXES      SOURCE      INTEREST
FUND          SHAREHOLDERS)(1)   SHAREHOLDERS)(1)   DISTRIBUTIONS(2)   PAID(3)   INCOME(3)     INCOME
------------------------------------------------------------------------------------------------------
Target Income     11.97%             19.57%          $   462,000      $ 81,000   $  882,000   $ 5,000
Target 2020       18.52%             31.09%          $ 6,715,000      $211,000   $1,941,000   $ 9,000
Target 2030       27.52%             46.94%          $15,370,000      $526,000   $4,917,000   $17,000
Target 2040       36.42%             57.51%          $18,590,000      $657,000   $6,160,000   $18,000
Target 2050       43.50%             76.66%          $ 8,121,000      $386,000   $3,596,000   $ 9,000
Target 2060       51.40%             90.29%          $   131,000      $ 16,000   $  132,000   $     -(4)
------------------------------------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

(3) The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries.

(4) Rounds to less than $500.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  25

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TARGET RETIREMENT INCOME FUND, USAA TARGET RETIREMENT 2020 FUND, USAA TARGET RETIREMENT 2030 FUND, USAA TARGET RETIREMENT 2040 FUND, USAA TARGET RETIREMENT 2050 FUND, AND USAA TARGET RETIREMENT 2060 FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, the USAA Target Retirement 2050 Fund, and the USAA Target Retirement 2060 Fund (six of the portfolios constituting the USAA Mutual Funds Trust) (the "Funds") as of December 31, 2014, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, the USAA Target Retirement 2050 Fund, and the USAA Target Retirement 2060 Fund at December 31, 2014, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP
San Antonio, Texas
February 17, 2015

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
December 31, 2014

--------------------------------------------------------------------------------

                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (41.8%)
   166,652   USAA Aggressive Growth Fund                                            $  6,623
   638,037   USAA Emerging Markets Fund                                               10,157
 1,291,980   USAA Flexible Income Fund                                                12,390
   417,398   USAA Growth Fund                                                         10,139
 1,089,908   USAA Income Stock Fund                                                   19,814
 1,103,940   USAA International Fund                                                  30,899
   115,586   USAA Precious Metals and Minerals Fund                                    1,367
 1,606,787   USAA Real Return Fund                                                    16,068
   338,907   USAA S&P 500 Index Fund                                                   9,971
   568,072   USAA Small Cap Stock Fund                                                 9,924
   638,095   USAA Total Return Strategy Fund                                           5,794
 1,011,421   USAA Value Fund                                                          20,340
                                                                                    --------
             Total Equity & Alternative Mutual Funds (cost: $125,071)                153,486
                                                                                    --------
             FIXED-INCOME MUTUAL FUNDS (51.8%)
 2,298,433   USAA High Income Fund                                                    19,422
 2,919,016   USAA Income Fund                                                         38,531
 5,234,927   USAA Intermediate-Term Bond Fund                                         56,694
 8,261,730   USAA Short-Term Bond Fund                                                75,760
                                                                                    --------
             Total Fixed-Income Mutual Funds (cost: $180,706)                        190,407
                                                                                    --------
             ULTRA-SHORT MUTUAL FUNDS (5.2%)
 1,914,053   USAA Ultra Short-Term Bond Fund (cost: $19,310)                          19,275
                                                                                    --------
             MONEY MARKET INSTRUMENTS (1.3%)
             MONEY MARKET FUNDS (1.3%)
 4,621,676   State Street Institutional Liquid Reserves Fund Premier Class,
             0.07%(a) (cost: $4,622)                                                   4,622
                                                                                    --------
             TOTAL INVESTMENTS (COST: $329,709)                                     $367,790
                                                                                    ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000S)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS     TOTAL
------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds          $153,486                  $-           $ -   $153,486
Fixed-Income Mutual Funds                   190,407                   -             -    190,407
Ultra-Short Mutual Funds                     19,275                   -             -     19,275
Money Market Instruments:
  Money Market Funds                          4,622                   -             -      4,622
------------------------------------------------------------------------------------------------
Total                                      $367,790                  $-            $-   $367,790
------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
December 31, 2014

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (54.9%)
   412,554   USAA Aggressive Growth Fund                                            $ 16,395
 1,641,738   USAA Emerging Markets Fund                                               26,136
 2,138,658   USAA Flexible Income Fund                                                20,510
 1,026,457   USAA Growth Fund                                                         24,933
 2,716,543   USAA Income Stock Fund                                                   49,387
 2,787,896   USAA International Fund                                                  78,033
   374,015   USAA Precious Metals and Minerals Fund                                    4,425
 2,729,935   USAA Real Return Fund                                                    27,299
   830,612   USAA S&P 500 Index Fund                                                  24,437
 1,373,537   USAA Small Cap Stock Fund                                                23,996
 1,321,853   USAA Total Return Strategy Fund                                          12,002
 2,463,411   USAA Value Fund                                                          49,539
                                                                                    --------
             Total Equity & Alternative Mutual Funds (cost: $286,043)                357,092
                                                                                    --------
             FIXED-INCOME MUTUAL FUNDS (41.1%)
 4,010,897   USAA High Income Fund                                                    33,892
 4,724,253   USAA Income Fund                                                         62,360
 8,917,668   USAA Intermediate-Term Bond Fund                                         96,578
 8,094,085   USAA Short-Term Bond Fund                                                74,223
                                                                                    --------
             Total Fixed-Income Mutual Funds (cost: $245,934)                        267,053
                                                                                    --------
             ULTRA-SHORT MUTUAL FUNDS (2.5%)
 1,620,346   USAA Ultra Short-Term Bond Fund (cost: $16,354)                          16,317
                                                                                    --------
             MONEY MARKET INSTRUMENTS (1.5%)
             MONEY MARKET FUNDS (1.5%)
 9,757,011   State Street Institutional Liquid Reserves Fund Premier Class,
             0.07%(a) (cost: $9,757)                                                   9,757
                                                                                    --------
             TOTAL INVESTMENTS (COST: $558,088)                                     $650,219
                                                                                    ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS     TOTAL
------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds          $357,092                  $-            $-   $357,092
Fixed-Income Mutual Funds                   267,053                   -             -    267,053
Ultra-Short Mutual Funds                     16,317                   -             -     16,317
Money Market Instruments:
  Money Market Funds                          9,757                   -             -      9,757
------------------------------------------------------------------------------------------------
Total                                      $650,219                  $-            $-   $650,219
------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
December 31, 2014

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (74.7%)
 1,035,302   USAA Aggressive Growth Fund                                          $   41,143
 4,073,579   USAA Emerging Markets Fund                                               64,851
 3,037,950   USAA Flexible Income Fund                                                29,134
 2,592,322   USAA Growth Fund                                                         62,968
 6,751,232   USAA Income Stock Fund                                                  122,737
 7,191,711   USAA International Fund                                                 201,296
 1,053,363   USAA Precious Metals and Minerals Fund                                   12,461
 4,158,522   USAA Real Return Fund                                                    41,585
 2,079,052   USAA S&P 500 Index Fund                                                  61,166
 3,432,065   USAA Small Cap Stock Fund                                                59,958
 2,886,189   USAA Total Return Strategy Fund                                          26,207
 6,169,743   USAA Value Fund                                                         124,074
                                                                                  ----------
             Total Equity & Alternative Mutual Funds (cost: $685,196)                847,580
                                                                                  ----------
             FIXED-INCOME MUTUAL FUNDS (22.8%)
 5,281,847   USAA High Income Fund                                                    44,632
 5,594,835   USAA Income Fund                                                         73,852
10,997,546   USAA Intermediate-Term Bond Fund                                        119,103
 2,357,235   USAA Short-Term Bond Fund                                                21,616
                                                                                  ----------
             Total Fixed-Income Mutual Funds (cost: $235,853)                        259,203
                                                                                  ----------
             ULTRA-SHORT MUTUAL FUNDS (1.0%)
 1,153,770   USAA Ultra Short-Term Bond Fund (cost: $11,660)                          11,618
                                                                                  ----------
             MONEY MARKET INSTRUMENTS (1.5%)
             MONEY MARKET FUNDS (1.5%)
16,776,405   State Street Institutional Liquid Reserves Fund Premier Class,
             0.07%(a) (cost: $16,776)                                                 16,776
                                                                                  ----------
             TOTAL INVESTMENTS (COST: $949,485)                                   $1,135,177
                                                                                  ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS     TOTAL
------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds        $  847,580                $-            $-   $  847,580
Fixed-Income Mutual Funds                   259,203                 -             -      259,203
Ultra-Short Mutual Funds                     11,618                 -             -       11,618
Money Market Instruments:
  Money Market Funds                         16,776                 -             -       16,776
------------------------------------------------------------------------------------------------
Total                                    $1,135,177                $-            $-   $1,135,177
------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
December 31, 2014

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (88.3%)
 1,285,288   USAA Aggressive Growth Fund                                          $   51,077
 5,117,984   USAA Emerging Markets Fund                                               81,478
 2,618,986   USAA Flexible Income Fund                                                25,116
 3,196,931   USAA Growth Fund                                                         77,654
 8,544,330   USAA Income Stock Fund                                                  155,336
 8,952,993   USAA International Fund                                                 250,594
 1,526,828   USAA Precious Metals and Minerals Fund                                   18,062
 3,623,313   USAA Real Return Fund                                                    36,233
 2,581,838   USAA S&P 500 Index Fund                                                  75,958
 4,253,166   USAA Small Cap Stock Fund                                                74,303
 3,648,111   USAA Total Return Strategy Fund                                          33,125
 7,820,199   USAA Value Fund                                                         157,264
                                                                                  ----------
             Total Equity & Alternative Mutual Funds (cost: $834,928)              1,036,200
                                                                                  ----------
             FIXED-INCOME MUTUAL FUNDS (9.2%)
 2,345,263   USAA High Income Fund                                                    19,817
 2,423,410   USAA Income Fund                                                         31,989
 5,103,349   USAA Intermediate-Term Bond Fund                                         55,269
    51,769   USAA Short-Term Bond Fund                                                   475
                                                                                  ----------
             Total Fixed-Income Mutual Funds (cost: $100,338)                        107,550
                                                                                  ----------
             ULTRA-SHORT MUTUAL FUNDS (1.1%)
 1,229,644   USAA Ultra Short-Term Bond Fund (cost: $12,424)                          12,383
                                                                                  ----------
             MONEY MARKET INSTRUMENTS (1.4%)
             MONEY MARKET FUNDS (1.4%)
16,895,804   State Street Institutional Liquid Reserves Fund Premier Class,
             0.07%(a) (cost: $16,896)                                                 16,896
                                                                                  ----------
             TOTAL INVESTMENTS (COST: $964,586)                                   $1,173,029
                                                                                  ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS     TOTAL
------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds        $1,036,200               $-             $-   $1,036,200
Fixed-Income Mutual Funds                   107,550                -              -      107,550
Ultra-Short Mutual Funds                     12,383                -              -       12,383
Money Market Instruments:
  Money Market Funds                         16,896                -              -       16,896
------------------------------------------------------------------------------------------------
Total                                    $1,173,029               $-             $-   $1,173,029
------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND
December 31, 2014

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (96.5%)
   732,513   USAA Aggressive Growth Fund                                            $ 29,110
 3,019,126   USAA Emerging Markets Fund                                               48,064
 1,127,085   USAA Flexible Income Fund                                                10,809
 1,826,672   USAA Growth Fund                                                         44,370
 4,929,610   USAA Income Stock Fund                                                   89,620
 5,203,426   USAA International Fund                                                 145,644
   817,406   USAA Precious Metals and Minerals Fund                                    9,670
 1,630,229   USAA Real Return Fund                                                    16,302
 1,446,414   USAA S&P 500 Index Fund                                                  42,554
 2,483,874   USAA Small Cap Stock Fund                                                43,393
 1,748,142   USAA Total Return Strategy Fund                                          15,873
 4,540,487   USAA Value Fund                                                          91,309
                                                                                    --------
             Total Equity & Alternative Mutual Funds (cost: $477,903)                586,718
                                                                                    --------
             FIXED-INCOME MUTUAL FUNDS (1.0%)
   119,321   USAA High Income Fund                                                     1,008
   224,372   USAA Income Fund                                                          2,962
   159,438   USAA Intermediate-Term Bond Fund                                          1,727
                                                                                    --------
             Total Fixed-Income Mutual Funds (cost: $5,722)                            5,697
                                                                                    --------
             ULTRA-SHORT MUTUAL FUNDS (1.0%)
   610,341   USAA Ultra Short-Term Bond Fund (cost: $6,168)                            6,146
                                                                                    --------
             MONEY MARKET INSTRUMENTS (1.5%)
             MONEY MARKET FUNDS (1.5%)
 9,339,935   State Street Institutional Liquid Reserves Fund Premier Class,
             0.07%(a) (cost: $9,340)                                                   9,340
                                                                                    --------
             TOTAL INVESTMENTS (COST: $499,133)                                     $607,901
                                                                                    ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS     TOTAL
------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds        $586,718                  $-             $-    $586,718
Fixed-Income Mutual Funds                   5,697                   -              -       5,697
Ultra-Short Mutual Funds                    6,146                   -              -       6,146
Money Market Instruments:
  Money Market Funds                        9,340                   -              -       9,340
------------------------------------------------------------------------------------------------
Total                                    $607,901                  $-             $-    $607,901
------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2060 FUND
December 31, 2014

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (97.1%)
    33,926   USAA Aggressive Growth Fund                                             $ 1,348
   125,407   USAA Emerging Markets Fund                                                1,997
    36,626   USAA Flexible Income Fund                                                   351
    83,460   USAA Growth Fund                                                          2,027
   223,246   USAA Income Stock Fund                                                    4,059
   212,199   USAA International Fund                                                   5,940
    31,490   USAA Precious Metals and Minerals Fund                                      373
    52,343   USAA Real Return Fund                                                       523
    68,706   USAA S&P 500 Index Fund                                                   2,021
   102,809   USAA Small Cap Stock Fund                                                 1,796
    58,831   USAA Total Return Strategy Fund                                             534
   203,254   USAA Value Fund                                                           4,087
                                                                                     -------
             Total Equity & Alternative Mutual Funds (cost: $24,907)                  25,056
                                                                                     -------
             FIXED-INCOME MUTUAL FUNDS (0.1%)
       421   USAA High Income Fund                                                         3
       281   USAA Income Fund                                                              4
       341   USAA Intermediate-Term Bond Fund                                              4
       399   USAA Short-Term Bond Fund                                                     4
                                                                                     -------
             Total Fixed-Income Mutual Funds (cost: $15)                                  15
                                                                                     -------
             ULTRA-SHORT MUTUAL FUNDS (0.9%)
    22,891   USAA Ultra Short-Term Bond Fund (cost: $232)                                231
                                                                                     -------
             MONEY MARKET INSTRUMENTS (1.8%)
             MONEY MARKET FUNDS (1.8%)
   475,174   State Street Institutional Liquid Reserves Fund Premier Class,
             0.07%(a) (cost: $475)                                                       475
                                                                                     -------
             TOTAL INVESTMENTS (COST: $25,629)                                       $25,777
                                                                                     =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS     TOTAL
------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds           $25,056                $-          $-        $25,056
Fixed-Income Mutual Funds                        15                 -           -             15
Ultra-Short Mutual Funds                        231                 -           -            231
Money Market Instruments:
  Money Market Funds                            475                 -           -            475
------------------------------------------------------------------------------------------------
Total                                       $25,777                $-          $-        $25,777
------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

December 31, 2014

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The underlying funds in which the Funds invest are managed by USAA
    Asset Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at December 31, 2014.

See accompanying notes to financial statements.

================================================================================

                                        NOTES TO PORTFOLIOS OF INVESTMENTS |  39

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2014

                                                                       USAA TARGET RETIREMENT
---------------------------------------------------------------------------------------------
                                                                                  INCOME FUND
---------------------------------------------------------------------------------------------
ASSETS
   Investments in affiliated underlying funds, at value (cost of $325,087,
       $548,331, $932,709, $947,690, $489,793, and $25,154, respectively)            $363,168
   Investments in other securities, at value (cost of $4,622, $9,757, $16,776,
       $16,896, $9,340, $475, respectively)                                             4,622
   Receivables:
       Capital shares sold                                                                205
       USAA Asset Management Company (Note 5C)                                              -
       USAA Transfer Agency Company (Note 5D)                                               -
       Dividends from affiliated underlying funds                                         348
       Interest                                                                             -
                                                                                     ---------
           Total assets                                                               368,343
                                                                                     ---------
LIABILITIES
   Payables:
      Securities purchased                                                                330
      Capital shares redeemed                                                             670
   Other accrued expenses and payables                                                     36
                                                                                     ---------
          Total liabilities                                                             1,036
                                                                                     ---------
              Net assets applicable to capital shares outstanding                    $367,307
                                                                                     =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                    $328,042
  Accumulated undistributed net investment income                                          33
  Accumulated net realized gain on investments                                          1,151
  Net unrealized appreciation of investments                                           38,081
                                                                                     ---------
              Net assets applicable to capital shares outstanding                    $367,307
                                                                                     =========
  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                         31,077
                                                                                     =========
  Net asset value, redemption price, and offering price per share                    $  11.82
                                                                                     =========

See accompanying notes to financial statements.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                        USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------
2020 FUND             2030 FUND             2040 FUND          2050 FUND           2060 FUND
--------------------------------------------------------------------------------------------

$640,462            $1,118,401            $1,156,133            $598,561             $25,302

   9,757                16,776                16,896               9,340                 475

     472                   739                   960                 460                  47
       -                     -                     -                   -                  29
       -                     -                     1                   -                   -
     484                   479                   209                  12                   -
       1                     1                     2                   1                   -
--------------------------------------------------------------------------------------------
 651,176             1,136,396             1,174,201             608,374              25,853
--------------------------------------------------------------------------------------------

     459                   453                   197                  12                   -
     315                   552                   746                 418                  16
      40                    44                    48                  48                  29
--------------------------------------------------------------------------------------------
     814                 1,049                   991                 478                  45
--------------------------------------------------------------------------------------------
$650,362            $1,135,347            $1,173,210            $607,896             $25,808
============================================================================================

$555,753            $  936,227            $  946,591            $492,233             $25,108
      46                    44                    19                   2                  36
   2,432                13,384                18,157               6,893                 516
  92,131               185,692               208,443             108,768                 148
--------------------------------------------------------------------------------------------
$650,362            $1,135,347            $1,173,210            $607,896             $25,808
============================================================================================

  51,780                87,009                91,052              47,467               2,361
============================================================================================
 $ 12.56            $    13.05            $    12.89            $  12.81             $ 10.93
============================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Year ended December 31, 2014

                                                                      USAA TARGET RETIREMENT
---------------------------------------------------------------------------------------------
                                                                                 INCOME FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income distributions from affiliated underlying funds                             $10,624
   Interest                                                                                5
                                                                                     --------
            Total income                                                              10,629
                                                                                     --------
EXPENSES
   Custody and accounting fees                                                            42
   Postage                                                                                15
   Shareholder reporting fees                                                              9
   Trustees' fees                                                                         22
   Registration fees                                                                      28
   Professional fees                                                                      58
   Other                                                                                   9
                                                                                     --------
           Total expenses                                                                183
                                                                                     --------
   Expenses reimbursed                                                                     -
                                                                                     --------
           Net expenses                                                                  183
                                                                                     --------
NET INVESTMENT INCOME                                                                 10,446
                                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sales of affiliated underlying funds                     1,146
  Net realized gain on capital gain distributions from affiliated
      underlying funds                                                                 3,744
  Change in net unrealized appreciation/depreciation of affiliated
      underlying funds                                                                (3,019)
                                                                                     --------
          Net realized and unrealized gain                                             1,871
                                                                                     --------
  Increase in net assets resulting from operations                                   $12,317
                                                                                     ========

See accompanying notes to financial statements.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                        USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------------
2020 FUND             2030 FUND             2040 FUND          2050 FUND           2060 FUND
--------------------------------------------------------------------------------------------

 $18,664            $29,815               $27,179               $12,498                 $472
      10                 17                    18                     9                    -
--------------------------------------------------------------------------------------------
  18,674             29,832                27,197                12,507                  472
--------------------------------------------------------------------------------------------

      44                 48                    50                    45                   37
      29                 59                    77                    51                    2
      18                 32                    40                    27                    2
      22                 22                    22                    22                   22
      31                 33                    37                    31                   35
      66                 81                    83                    66                   51
      11                 14                    14                    10                    7
--------------------------------------------------------------------------------------------
     221                289                   323                   252                  156
--------------------------------------------------------------------------------------------
       -                  -                     -                     -                 (136)
--------------------------------------------------------------------------------------------
     221                289                   323                   252                   20
--------------------------------------------------------------------------------------------
  18,453             29,543                26,874                12,255                  452
--------------------------------------------------------------------------------------------

   3,094              5,559                 6,715                  (977)                (126)

   8,966             21,813                26,703                15,172                  642

  (8,301)           (19,565)              (25,303)               (9,202)                (379)
--------------------------------------------------------------------------------------------
   3,759              7,807                 8,115                 4,993                  137
--------------------------------------------------------------------------------------------
 $22,212            $37,350               $34,989               $17,248                 $589
============================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years and period ended December 31, 2014

                                                                          USAA TARGET RETIREMENT
                                                                          -----------------------
                                                                               INCOME FUND
                                                                          -----------------------
                                                                              2014          2013
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                  $ 10,446       $ 9,529
   Net realized gain (loss) on sales of affiliated underlying funds          1,146        (2,090)
   Net realized gain on capital gain distributions from affiliated
       underlying funds                                                      3,744         1,830
   Change in net unrealized appreciation/depreciation of
       affiliated underlying funds                                          (3,019)        9,568
                                                                          -----------------------
       Increase in net assets resulting from operations                     12,317        18,837
                                                                          -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   (12,414)       (7,608)
   Net realized gains                                                         (461)       (1,247)
                                                                          -----------------------
       Distributions to shareholders                                       (12,875)       (8,855)
                                                                          -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                79,882        95,445
   Reinvested dividends                                                     12,666         8,742
   Cost of shares redeemed                                                 (84,171)      (89,700)
                                                                          -----------------------
       Increase in net assets from capital share transactions                8,377        14,487
                                                                          -----------------------
       Capital contribution from USAA Transfer Agency Company
         (Note 5D)                                                               -             -
                                                                          -----------------------
       Net increase in net assets                                            7,819        24,469
NET ASSETS
   Beginning of year                                                       359,488       335,019
                                                                          -----------------------
   End of year                                                            $367,307      $359,488
                                                                          =======================
   Accumulated undistributed (overdistribution of) net investment income:
   End of year                                                            $     33       $ 2,001
                                                                          =======================
CHANGE IN SHARES OUTSTANDING
    Shares sold                                                              6,670         8,181
    Shares issued for dividends reinvested                                   1,062           752
    Shares redeemed                                                         (7,025)       (7,704)
                                                                          -----------------------
        Increase in shares outstanding                                         707         1,229
                                                                          =======================

*Fund commenced operations on July 12, 2013.

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

                             USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
           2020 FUND                                             2030 FUND
--------------------------------------------------------------------------------
    2014             2013                                  2014             2013
--------------------------------------------------------------------------------

$ 18,453         $ 16,278                            $   29,543       $   23,783
   3,094            2,375                                 5,559            9,865

   8,966            4,493                                21,813           10,428

  (8,301)          29,424                               (19,565)          82,446
--------------------------------------------------------------------------------
  22,212           52,570                                37,350          126,522
--------------------------------------------------------------------------------

 (18,413)         (16,526)                              (29,513)         (23,844)
  (7,140)          (6,141)                              (15,667)         (19,195)

--------------------------------------------------------------------------------
 (25,553)         (22,667)                              (45,180)         (43,039)
--------------------------------------------------------------------------------

 107,746          139,638                               195,743          227,251
  25,471           22,620                                45,081           43,020
(112,078)        (118,419)                             (171,796)        (163,797)
--------------------------------------------------------------------------------
  21,139           43,839                                69,028          106,474
--------------------------------------------------------------------------------

       -                1                                     -                -
--------------------------------------------------------------------------------
  17,798           73,743                                61,198          189,957

 632,564          558,821                             1,074,149          884,192
--------------------------------------------------------------------------------
$650,362         $632,564                            $1,135,347       $1,074,149
================================================================================

$     46         $      6                            $       44       $       14
================================================================================
   8,367           11,220                                14,647           17,908
   2,001            1,788                                 3,396            3,275
  (8,677)          (9,503)                              (12,820)         (12,892)
--------------------------------------------------------------------------------
   1,691            3,505                                 5,223            8,291
================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

                                                                          USAA TARGET RETIREMENT
                                                                        -------------------------
                                                                               2040 FUND
                                                                        -------------------------
                                                                              2014          2013
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $   26,874    $   20,643
   Net realized gain (loss) on sales of affiliated underlying funds          6,715        17,641
   Net realized gain on capital gain distributions from
       affiliated underlying funds                                          26,703        12,569
   Change in net unrealized appreciation/depreciation of
       affiliated underlying funds                                         (25,303)      107,787
                                                                        -------------------------
       Increase in net assets resulting from operations                     34,989       158,640
                                                                        -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   (26,860)      (20,748)
   Net realized gains                                                      (18,629)      (28,586)
                                                                        -------------------------
       Distributions to shareholders                                       (45,489)      (49,334)
                                                                        -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               207,524       227,224
   Reinvested dividends                                                     45,443        49,321
   Cost of shares redeemed                                                (170,921)     (156,373)
                                                                        -------------------------
       Increase in net assets from capital share transactions               82,046       120,172
                                                                        -------------------------
   Capital contribution from USAA Transfer Agency Company
       (Note 5D)                                                                 1             2
                                                                        -------------------------
       Net increase in net assets                                           71,547       229,480
NET ASSETS
    Beginning of year                                                    1,101,663       872,183
                                                                        -------------------------
    End of year                                                         $1,173,210    $1,101,663
                                                                        =========================
Accumulated undistributed (overdistribution of) net investment income:
    End of year                                                         $       19    $        5
                                                                        =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                              15,737        18,306
   Shares issued for dividends reinvested                                    3,461         3,808
   Shares redeemed                                                         (12,930)      (12,570)
                                                                        -------------------------
       Increase in shares outstanding                                        6,268         9,544
                                                                        =========================

See accompanying notes to financial statements.

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

                             USAA TARGET RETIREMENT
---------------------------------------------------------------------------------
           2050 FUND                                             2060 FUND
---------------------------------------------------------------------------------
    2014             2013                                  2014            2013*
---------------------------------------------------------------------------------

$ 12,255         $  8,629                               $   452          $   125
    (977)           5,812                                  (126)               -

  15,172            6,493                                   642              131

  (9,202)          61,201                                  (379)             527
---------------------------------------------------------------------------------
  17,248           82,135                                   589              783
---------------------------------------------------------------------------------

 (12,252)          (8,653)                                 (416)            (125)
  (8,182)         (11,661)                                 (131)               -
---------------------------------------------------------------------------------
 (20,434)         (20,314)                                 (547)            (125)
---------------------------------------------------------------------------------

 135,320          138,772                                17,904           11,570
  20,411           20,308                                   421               66
 (86,101)         (80,407)                               (4,336)            (517)
---------------------------------------------------------------------------------
  69,630           78,673                                13,989           11,119
---------------------------------------------------------------------------------

       -                -                                     -                -
---------------------------------------------------------------------------------
  66,444          140,494                                14,031           11,777

 541,452          400,958                                11,777                -
---------------------------------------------------------------------------------
$607,896         $541,452                               $25,808          $11,777
=================================================================================

$      2         $     (1)                              $    36          $     -
=================================================================================

  10,403           11,464                                 1,630            1,129
   1,564            1,588                                    38                6
  (6,588)          (6,616)                                 (393)             (49)
---------------------------------------------------------------------------------
   5,379            6,436                                 1,275            1,086
=================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target
2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers,

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

    and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

        materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETF's, are valued at their NAV at the end of each business day.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. For the year ended December 31, 2014, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2014, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by all USAA Funds are as follows:

                            TARGET        TARGET       TARGET       TARGET       TARGET      TARGET
                            INCOME         2020         2030         2040         2050        2060
----------------------------------------------------------------------------------------------------
Fees paid                     $2             $3           $6           $6           $3         -*
% of total fees              0.6%           1.0%         1.7%         1.7%         0.9%        -*

* Represents less than $500 or 0.1%

The Funds had no borrowings under this agreement during the year ended December 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

The tax character of distributions paid during the period ended December 31, 2014 and 2013, was as follows (in thousands):

                              TARGET        TARGET       TARGET       TARGET       TARGET      TARGET
                              INCOME         2020         2030         2040         2050       2060(2)
-------------------------------------------------------------------------------------------------------
Year ended
----------
   December 31, 2014
   -----------------
Ordinary income *             $12,413      $18,838      $29,809       $26,899      $12,313       $416
Long-term realized
   capital gains                  462        6,715       15,371        18,590        8,121        131
   Total distributions
      paid                    $12,875      $25,553      $45,180       $45,489      $20,434       $547
Year ended
----------
   December 31, 2013
   -----------------
Ordinary income *             $ 7,609      $17,244      $26,619       $23,948      $10,092       $125
Long-term realized
   capital gains                1,246        5,423       16,420        25,386       10,222        -(1)
   Total distributions
      paid                    $ 8,855      $22,667      $43,039       $49,334      $20,314       $125

(1) Rounds to less than $500.

(2) Fund commenced operations on July 12, 2013.

As of December 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                              TARGET        TARGET       TARGET       TARGET       TARGET      TARGET
                              INCOME         2020         2030         2040         2050        2060
------------------------------------------------------------------------------------------------------
Undistributed
   ordinary income*           $    34      $     49     $    51       $    19      $     3       $ 36
Accumulated capital
   and other losses                 -           (83)          -             -            -          -
Undistributed
   long-term
   capital gains                3,966         9,601      22,692        28,060       15,132        601
Unrealized appreciation
   of investments              35,266        85,045     176,377       198,540      100,529         63

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes.

The Funds are permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2014, the Funds had no capital loss carryforwards for federal income tax purposes. For the year ended December 31, 2014, the Target Retirement Income Fund utilized post-enactment capital loss carryforwards of $407,000, to offset capital gains. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2014, the Target Retirement 2020 Fund deferred to January 1, 2015, post October capital losses of $83,000.

For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2014, were as follows (in thousands):

                              TARGET        TARGET       TARGET       TARGET       TARGET       TARGET
                              INCOME         2020         2030         2040         2050         2060
-------------------------------------------------------------------------------------------------------
Cost of purchases            $50,995      $121,648      $239,051     $277,798     $166,819     $17,556
Proceeds from
  sales/maturities            39,596        97,414       160,083      184,199       89,546       3,047

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

As of December 31, 2014, the cost of securities, for federal income tax purposes, was as follows (in thousands):

                              TARGET        TARGET       TARGET       TARGET       TARGET      TARGET
                              INCOME         2020         2030         2040         2050        2060
-------------------------------------------------------------------------------------------------------
Cost of securities           $332,524      $565,174     $958,800     $974,489     $507,372     $25,714

As of December 31, 2014, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), for federal income tax purposes, were as follows (in thousands):

                              TARGET        TARGET       TARGET       TARGET       TARGET       TARGET
                              INCOME         2020         2030         2040         2050         2060
-------------------------------------------------------------------------------------------------------
Unrealized
  appreciation               $37,605       $90,542      $192,452     $219,603     $108,432       $635
Unrealized
  depreciation                 2,339         5,497        16,075       21,063        7,903        572
-------------------------------------------------------------------------------------------------------
Net                          $35,266       $85,045      $176,377     $198,540     $100,529       $ 63
-------------------------------------------------------------------------------------------------------

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT - The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Funds for these services.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Board has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations and, for the year ended December 31, 2014, were as follows (in thousands):

                              TARGET        TARGET       TARGET       TARGET       TARGET       TARGET
                              INCOME         2020         2030         2040         2050         2060
-------------------------------------------------------------------------------------------------------
Compliance and
  legal services               $11           $19          $32          $33          $17          $1

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

C. EXPENSE LIMITATION - The Manager agreed, through May 1, 2015, to limit the total annual operating expenses of Target 2060 to 0.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse Target 2060 for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2014, Target 2060 incurred reimbursable expenses of $136,000, of which $29,000, was receivable from the Manager.

D. TRANSFER AGENCY AGREEMENT - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services. For the year ended December 31, 2014, the Funds recorded a capital contribution and a receivable from SAS for adjustments related to corrections to shareholder transactions, as shown below (in thousands):

                              TARGET        TARGET       TARGET       TARGET       TARGET       TARGET
                              INCOME         2020         2030         2040         2050         2060
-------------------------------------------------------------------------------------------------------
Receivable
  from SAS                      -             -            -           $1            -            -

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At December 31, 2014, USAA and its affiliates owned 500,000 Shares, of the Target 2060, which represents 21.2% of the Fund.

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Funds do not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA Funds' net assets. At December 31, 2014, the Funds owned the following percentages of the total outstanding shares of each of the underlying USAA
    Funds:

                              TARGET        TARGET       TARGET       TARGET       TARGET       TARGET
AFFILIATED USAA FUND          INCOME         2020         2030         2040         2050         2060
------------------------------------------------------------------------------------------------------
Aggressive Growth              0.5%          1.2%         3.1%         3.8%         2.2%         0.1%
Emerging Markets               0.9           2.4          5.9          7.4          4.4          0.2
Flexible Income                7.3          12.1         17.2         14.8          6.4          0.2
Growth                         0.5           1.2          3.0          3.7          2.1          0.1
High Income                    0.9           1.6          2.1          0.9            -*           -*
Income                         0.7           1.1          1.3          0.6          0.1            -*
Income Stock                   0.7           1.7          4.2          5.4          3.1          0.1
Intermediate-Term
 Bond                          1.7           2.9          3.5          1.6          0.1            -*
International                  0.9           2.3          6.0          7.5          4.4          0.2
Precious Metals
 and Minerals                  0.2           0.6          1.6          2.4          1.3            -*
Real Return                    3.5           5.9          9.0          7.9          3.5          0.1
S&P 500 Index                  0.2           0.5          1.2          1.5          0.8            -*
Short-Term Bond                2.0           2.0          0.6            -*           -            -*
Small Cap Stock                0.7           1.7          4.2          5.2          3.0          0.1
Total Return
 Strategy                      3.0           6.3         13.7         17.3          8.3          0.3
Ultra Short-Term
 Bond                          3.6           3.0          2.2          2.3          1.1            -*
Value                          1.5           3.6          9.0         11.4          6.6          0.3

* Represents less than 0.1%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA Funds as of December 31, 2014 (in thousands):

TARGET INCOME:

                                                              REALIZED
                           PURCHASE     SALES     DIVIDEND      GAIN             MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS    INCOME      (LOSS)(B)    12/31/2013   12/31/2014
---------------------------------------------------------------------------------------------------
Aggressive Growth           $ 2,700     $   380    $   148    $   24          $  4,446     $  6,623
Emerging Markets              1,312       2,228        173        14            11,870       10,157
Flexible Income               1,816       1,383      1,019       (57)           12,516       12,390
Growth                        2,685           -        138         -             6,982       10,139
High Income                   1,260       1,073      1,130       (13)           19,786       19,422
Income                        1,798       2,722      1,479        59            38,665       38,531
Income Stock                  5,182       2,540        481       111            16,222       19,814
Intermediate-Term
 Bond                         3,725       5,860      2,496        62            58,008       56,694
International                 4,217       5,385        583        42            34,660       30,899
Precious Metals
 and Minerals                    22           -         22         -             1,487        1,367
Real Return                   1,802       1,697        412       (86)           16,407       16,068
S&P 500 Index                 2,193       2,234        149       686             9,083        9,971
Short-Term Bond               5,441       7,635      1,449       (45)           78,120       75,760
Small Cap Stock               1,609       3,018        257       351            12,122        9,924
Total Return
 Strategy                        63         256         63         6             5,898        5,794
Ultra Short-Term
 Bond                         4,371       3,185        285        (8)           18,174       19,275
Value                        10,799           -        340         -             9,196       20,340

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2020:

                                                              REALIZED
                           PURCHASE     SALES     DIVIDEND      GAIN             MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS    INCOME      (LOSS)(B)    12/31/2013   12/31/2014
---------------------------------------------------------------------------------------------------
Aggressive Growth           $ 4,910     $   250    $   366    $    8          $ 12,134     $ 16,395
Emerging Markets              5,445       9,068        459      (280)           32,006       26,136
Flexible Income               3,690       1,878      1,628       (51)           19,617       20,510
Growth                        6,939       1,375        339       621            18,113       24,933
High Income                   2,942       4,898      2,087        41            36,746       33,892
Income                        5,881       8,266      2,407       216            63,446       62,360
Income Stock                 13,734       8,566      1,251       517            41,887       49,387
Intermediate-Term
 Bond                         9,038      13,960      4,286      (173)          100,044       96,578
International                 9,330      15,944      1,503        (7)           91,583       78,033
Precious Metals
 and Minerals                   873         890         73      (772)            4,821        4,425
Real Return                   4,365       1,761        670       (92)           25,479       27,299
S&P 500 Index                 5,635       7,941        389     2,400            24,441       24,437
Short-Term Bond              14,329      10,631      1,400       (19)           70,718       74,223
Small Cap Stock               4,089       8,855        622       715            30,820       23,996
Total Return Strategy           911         680        130       (27)           11,629       12,002
Ultra Short-Term
 Bond                         5,359       2,451        225        (3)           13,479       16,317
Value                        24,178           -        829         -            24,473       49,539

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

TARGET 2030:

                                                              REALIZED
                           PURCHASE     SALES     DIVIDEND      GAIN             MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS    INCOME      (LOSS)(B)    12/31/2013   12/31/2014
---------------------------------------------------------------------------------------------------
Aggressive Growth           $11,840     $   831    $   917    $   50          $ 31,105     $ 41,143
Emerging Markets              8,631      17,417      1,124    (1,290)           78,861       64,851
Flexible Income               7,821       3,591      2,348      (191)           26,382       29,134
Growth                       15,424       1,063        855       185            45,410       62,968
High Income                   5,367      10,864      2,822       559            51,260       44,632
Income                       14,677      16,578      2,811       374            74,263       73,852
Income Stock                 29,398      16,469      3,196       938           103,798      122,737
Intermediate-Term
 Bond                        24,974      27,771      5,278      (488)          120,179      119,103
International                15,620      17,827      3,800      (418)          221,082      201,296
Precious Metals and
 Minerals                     3,534           -        204         -            10,785       12,461
Real Return                   9,312       2,941        990      (155)           36,586       41,585
S&P 500 Index                11,657      17,515      1,008     4,966            60,941       61,166
Short-Term Bond               1,095       3,356        422       (15)           23,917       21,616
Small Cap Stock               6,276      20,061      1,555     1,118            79,032       59,958
Total Return Strategy         5,058       1,303        265       (70)           22,255       26,207
Ultra Short-Term
 Bond                         7,874       2,496        145        (4)            6,299       11,618
Value                        60,493           -      2,075         -            61,285      124,074

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2040:

                                                              REALIZED
                           PURCHASE     SALES     DIVIDEND      GAIN             MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS    INCOME      (LOSS)(B)    12/31/2013   12/31/2014
---------------------------------------------------------------------------------------------------
Aggressive Growth           $14,749     $ 2,731     $1,139    $  169          $ 40,145     $ 51,077
Emerging Markets              9,674      18,644      1,410    (1,973)           97,067       81,478
Flexible Income               5,217       1,853      1,966       (52)           22,918       25,116
Growth                       18,521           -      1,055         -            55,242       77,654
High Income                   5,237      12,735      1,392     1,869            27,720       19,817
Income                       10,503      19,243      1,368       619            39,920       31,989
Income Stock                 37,349      17,356      4,000       955           127,716      155,336
Intermediate-Term
 Bond                        18,675      30,791      2,663      (461)           66,355       55,269
International                27,803      26,553      4,731      (949)          271,602      250,594
Precious Metals and
 Minerals                     6,496           -        296         -            14,510       18,062
Real Return                   8,254       3,156        871      (171)           32,321       36,233
S&P 500 Index                13,290      19,078      1,248     5,269            74,303       75,958
Short-Term Bond                  26       1,353         25        (5)            1,798          475
Small Cap Stock               9,837      27,039      1,935     1,533            98,138       74,303
Total Return Strategy        10,050       1,617        323       (97)           24,606       33,125
Ultra Short-Term
 Bond                         6,839       1,300        152        (3)            6,904       12,383
Value                        75,278         750      2,605        12            79,857      157,264

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

TARGET 2050:

                                                              REALIZED
                           PURCHASE     SALES     DIVIDEND      GAIN             MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS    INCOME      (LOSS)(B)    12/31/2013   12/31/2014
---------------------------------------------------------------------------------------------------
Aggressive Growth           $ 9,260     $     -      $ 649    $    -          $ 20,417     $ 29,110
Emerging Markets              9,694      11,562        840      (348)           53,946       48,064
Flexible Income               2,627       1,820        873       (39)           10,487       10,809
Growth                       11,949         913        603        41            30,960       44,370
High Income                     144       2,953        137        44             3,811        1,008
Income                        2,279       4,272        106       (61)            4,849        2,962
Income Stock                 24,747      10,452      2,222       405            70,753       89,620
Intermediate-Term
 Bond                         1,432       6,553        198        12             6,731        1,727
International                22,968      15,482      2,749      (713)          151,050      145,644
Precious Metals and
 Minerals                     4,306       1,686        159    (2,447)            8,540        9,670
Real Return                   4,119       2,598        414      (134)           15,316       16,302
S&P 500 Index                 8,317      10,437        680     2,420            40,398       42,554
Small Cap Stock               7,583      14,715      1,125       (14)           54,305       43,393
Total Return Strategy         3,612       3,328        181      (127)           15,490       15,873
Ultra Short-Term
 Bond                         4,690       2,046         85        (3)            3,533        6,146
Value                        49,092         729      1,477       (13)           40,881       91,309

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

================================================================================

62  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2060:

                                                              REALIZED
                           PURCHASE     SALES     DIVIDEND      GAIN             MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS    INCOME      (LOSS)(B)    12/31/2013   12/31/2014
---------------------------------------------------------------------------------------------------
Aggressive Growth            $  934       $   -      $  29      $  -            $  443       $1,348
Emerging Markets              1,134         205         34       (16)            1,240        1,997
Flexible Income                 240          24         25        (1)              159          351
Growth                        1,322          53         26        (1)              671        2,027
High Income                       4           -          -         -                 -            3
Income                            4           -          -         -                 -            4
Income Stock                  2,409         120         83        (2)            1,608        4,059
Intermediate-Term
 Bond                             4           -          -         -                 -            4
International                 3,932       1,005        112       (64)            3,518        5,940
Precious Metals and
 Minerals                       315          25          6        (6)              161          373
Real Return                     541         238         11        (2)              245          523
S&P 500 Index                   983          25         26         -               898        2,021
Short-Term Bond                   4           -          -         -                 -            4
Small Cap Stock               1,519         716         46       (32)            1,129        1,796
Total Return Strategy           534         242          4         -               245          534
Ultra Short-Term
 Bond                           484         332          4         -                80          231
Value                         3,193          62         66        (2)              900        4,087

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------
                                      2014         2013           2012          2011         2010
                                  ---------------------------------------------------------------
Net asset value at
 beginning of period              $  11.84     $  11.50       $  10.83      $  10.98     $  10.17
                                  ---------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .34          .32            .32           .35          .35
 Net realized and
  unrealized gain (loss)               .05          .31            .70          (.14)         .82
                                  ---------------------------------------------------------------
Total from investment
 operations                            .39          .63           1.02           .21         1.17
                                  ---------------------------------------------------------------
Less distributions from:
 Net investment income                (.40)        (.25)          (.32)         (.35)        (.35)
 Realized capital gains               (.01)        (.04)          (.03)         (.01)        (.01)
                                  ---------------------------------------------------------------
Total distributions                   (.41)        (.29)          (.35)         (.36)        (.36)
                                  ---------------------------------------------------------------
Net asset value at
 end of period                    $  11.82     $  11.84       $  11.50      $  10.83     $  10.98
                                  ===============================================================
Total return (%)*                     3.36         5.58           9.49          1.97        11.65
Net assets at
 end of period (000)              $367,307     $359,488       $335,019      $257,347     $189,383
Ratios to average
 net assets:**(a)
 Expenses (%)(b)                       .05          .05            .06(c)        .04(c)         -
 Expenses, excluding
   reimbursements (%)(b)               .05          .05            .06           .07          .12
 Net investment income (%)            2.80         2.71           2.93          3.28         3.61
Portfolio turnover (%)                  11           31              9            11           22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were $372,498,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         -         (.00%)(+)      (.00%)(+)     (.00%)(+)    (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

64  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------
                                      2014         2013           2012          2011         2010
                                  ---------------------------------------------------------------
Net asset value at
 beginning of period              $  12.63     $  12.00       $  11.12      $  11.43     $  10.38
                                  ---------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .37          .33            .34           .34          .31
 Net realized and
  unrealized gain (loss)               .07          .77            .91          (.28)        1.06
                                  ---------------------------------------------------------------
Total from investment
 operations                            .44         1.10           1.25           .06         1.37
                                  ---------------------------------------------------------------
Less distributions from:
 Net investment income                (.37)        (.34)          (.33)         (.34)        (.31)
 Realized capital gains               (.14)        (.13)          (.04)         (.03)        (.01)
                                  ---------------------------------------------------------------
Total distributions                   (.51)        (.47)          (.37)         (.37)        (.32)
                                  ---------------------------------------------------------------
Net asset value at
 end of period                    $  12.56     $  12.63       $  12.00      $  11.12     $  11.43
                                  ===============================================================
Total return (%)*                     3.45         9.16          11.26           .52        13.28
Net assets at end
 of period (000)                  $650,362     $632,564       $558,821      $463,660     $362,934
Ratios to average
 net assets:**(a)
 Expenses (%)(b)                       .03          .04            .04(c)        .03(c)         -
 Expenses, excluding
   reimbursements (%)(b)               .03          .04            .04           .05          .08
 Net investment
   income (%)                         2.82         2.73           2.90          3.16         3.56
Portfolio turnover (%)                  15           20             12            17           17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were $653,981,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         -         (.00%)(+)      (.00%)(+)     (.00%)(+)    (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------
                                      2014         2013           2012          2011         2010
                                -----------------------------------------------------------------
Net asset value at
 beginning of period            $    13.13   $    12.03       $  10.93      $  11.37     $  10.10
                                -----------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .35          .30            .29           .28          .26
 Net realized and
  unrealized gain (loss)               .11         1.35           1.15          (.41)        1.29
                                -----------------------------------------------------------------
Total from investment
 operations                            .46         1.65           1.44          (.13)        1.55
                                -----------------------------------------------------------------
Less distributions from:
 Net investment income                (.35)        (.30)          (.29)         (.28)        (.26)
 Realized capital gains               (.19)        (.25)          (.05)         (.03)        (.02)
                                -----------------------------------------------------------------
Total distributions                   (.54)        (.55)          (.34)         (.31)        (.28)
                                -----------------------------------------------------------------
Net asset value at
 end of period                  $    13.05   $    13.13       $  12.03      $  10.93     $  11.37
                                =================================================================
Total return (%)*                     3.43        13.71          13.16         (1.16)       15.34
Net assets at
 end of period (000)            $1,135,347   $1,074,149       $884,192      $705,298     $528,152
Ratios to average
 net assets:**(a)
 Expenses (%)(b)                       .03          .03            .04(c)        .03(c)         -
 Expenses, excluding
   reimbursements (%)(b)               .03          .03            .04           .04          .07
 Net investment income (%)            2.63         2.43           2.55          2.68         3.03
Portfolio turnover (%)                  15           17             20            16           21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were
    $1,122,922,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         -         (.00%)(+)      (.00%)(+)     (.00%)(+)    (.00%)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

66  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------
                                      2014         2013           2012          2011         2010
                                -----------------------------------------------------------------
Net asset value at
 beginning of period            $    12.99    $   11.59       $  10.38      $  11.01     $   9.60
                                -----------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .30          .25            .22           .19          .18
 Net realized and
  unrealized gain (loss)               .11         1.75           1.25          (.60)        1.41
                                -----------------------------------------------------------------
Total from investment
 operations                            .41         2.00           1.47          (.41)        1.59
                                -----------------------------------------------------------------
Less distributions from:
 Net investment income                (.30)        (.25)          (.22)         (.19)        (.18)
 Realized capital gains               (.21)        (.35)          (.04)         (.03)           -
                                -----------------------------------------------------------------
Total distributions                   (.51)        (.60)          (.26)         (.22)        (.18)
                                -----------------------------------------------------------------
Net asset value at
 end of period                  $    12.89    $    12.99      $  11.59      $  10.38     $  11.01
                                =================================================================
Total return (%)*                     3.15         17.37         14.22         (3.75)       16.60
Net assets at end
 of period (000)                $1,173,210    $1,101,663      $872,183      $682,057     $501,653
Ratios to average
 net assets:**(a)
 Expenses (%)(b)                       .03           .03           .04(c)        .03(c)         -
 Expenses, excluding
   reimbursements (%)(b)               .03           .03           .04           .05          .07
 Net investment
   income (%)                         2.33          2.09          2.06          1.92         2.23
Portfolio turnover (%)                  16            17            18            14           21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were
    $1,152,803,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         -          (.00%)(+)     (.00%)(+)     (.00%)(+)   (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------
                                      2014         2013           2012          2011         2010
                                  ---------------------------------------------------------------
Net asset value at
 beginning of period              $  12.86     $  11.25       $   9.96      $  10.65     $   9.21
                                  ---------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .26          .21            .15           .10          .10
 Net realized and
  unrealized gain (loss)               .13         1.90           1.34          (.66)        1.44
                                  ---------------------------------------------------------------
Total from investment
 operations                            .39         2.11           1.49          (.56)        1.54
                                  ---------------------------------------------------------------
Less distributions from:
 Net investment income                (.26)        (.21)          (.15)         (.10)        (.10)
 Realized capital gains               (.18)        (.29)          (.05)         (.03)           -
                                  ---------------------------------------------------------------
Total distributions                   (.44)        (.50)          (.20)         (.13)        (.10)
                                  ---------------------------------------------------------------
Net asset value at
 end of period                    $  12.81     $  12.86       $  11.25      $   9.96     $  10.65
                                  ===============================================================
Total return (%)*                     3.02        18.81          14.97         (5.27)       16.70
Net assets at end
 of period (000)                  $607,896     $541,452       $400,958      $297,470     $203,734
Ratios to average
 net assets:**(a)
 Expenses (%)(b)                       .04          .05            .05(c)        .04(c)         -
 Expenses, excluding
   reimbursements (%)(b)               .04          .05            .06           .08          .13
 Net investment
   income (%)                         2.09         1.83           1.45          1.10         1.29
Portfolio turnover (%)                  16           19             17            14           22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were
    $585,577,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         -         (.00%)(+)      (.00%)(+)     (.00%)(+)    (.00%)(+)
    (+)  Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

68  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2060

Per share operating performance for a share outstanding throughout each period is as follows:

                                                          YEAR ENDED                   PERIOD ENDED
                                                         DECEMBER 31,                  DECEMBER 31,
                                                         ------------------------------------------
                                                             2014                        2013***
                                                          --------------------------------------
Net asset value at beginning of period                    $ 10.85                        $ 10.00
                                                          --------------------------------------
Income from investment operations:
 Net investment income(d)                                     .25                            .18
 Net realized and unrealized gain(d)                          .07                            .79
                                                          --------------------------------------
Total from investment operations(d)                           .32                            .97
                                                          --------------------------------------
Less distributions from:
 Net investment income                                       (.18)                          (.12)
 Realized capital gains                                      (.06)                             -
                                                          --------------------------------------
Total distributions                                          (.24)                          (.12)
                                                          --------------------------------------
 Net asset value at end of period                         $ 10.93                        $ 10.85
                                                          ======================================
Total return (%)*                                            2.91                           9.69
Net assets at end of period (000)                         $25,808                        $11,777
Ratios to average net assets:**(a)
 Expenses (%)(b)                                              .10                            .10(c)
 Expenses, excluding reimbursements (%)(b)                    .78                           1.72(c)
 Net investment income (%)                                   2.25                           3.36(c)
Portfolio turnover (%)                                         16                              0
  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were
    $20,065,000.
*** Fund commenced operations on July 12, 2013.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                                -                            (.00%)(+)
    (+)  Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated using average shares. For the year ended December 31, 2014, average shares were 1,808,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

EXPENSE EXAMPLE

December 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2014, through December 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

70  | USAA TARGET RETIREMENT FUNDS

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May 1, 2014, the Funds had acquired fund fees and expenses ratios of 0.63% for Target Income, 0.70% for Target 2020, 0.77% for Target 2030, 0.83% for Target 2040, 0.86% for Target 2050, and 0.88% for Target 2060.

================================================================================

                                                           EXPENSE EXAMPLE |  71

================================================================================

                                                                            ACTUAL EXPENSES
                                  BEGINNING             ENDING            PAID DURING PERIOD**
                                ACCOUNT VALUE        ACCOUNT VALUE           JULY 1, 2014 -
                                 JULY 1, 2014      DECEMBER 31, 2014       DECEMBER 31, 2014
                              ----------------------------------------------------------------
TARGET INCOME
Actual                           $1,000.00             $  991.50               $0.25
Hypothetical *                    1,000.00              1,024.95                0.26

TARGET 2020
Actual                            1,000.00                988.40                0.15
Hypothetical *                    1,000.00              1,025.05                0.15

TARGET 2030
Actual                            1,000.00                984.10                0.15
Hypothetical *                    1,000.00              1,025.05                0.15

TARGET 2040
Actual                            1,000.00                980.90                0.15
Hypothetical *                    1,000.00              1,025.05                0.15

TARGET 2050
Actual                            1,000.00                979.90                0.20
Hypothetical *                    1,000.00              1,025.00                0.20

TARGET 2060
Actual                            1,000.00                980.30                0.50
Hypothetical *                    1,000.00              1,024.70                0.51

  * 5% return per year before expenses

 ** Actual expenses equal each Fund's annualized expense ratio of 0.05% for Target Income, 0.03% for Target 2020, 0.03% for Target 2030, 0.03% for Target 2040, 0.04% for Target 2050, and 0.10% for Target 2060, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 184 days/365 days (to reflect the one-half year period). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of July 1, 2014, through December 31, 2014. These total returns equaled (0.85)%, (1.16)%, (1.59)%, (1.91)%, (2.01)%, and (1.97)% for the Target Income, Target 2020,
    Target 2030, Target 2040, Target 2050, and Target 2060 Funds, respectively.

================================================================================

72  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2,4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (02/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (08/11-04/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of
America Investment Advisors (09/07-09/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2,3,4,5,6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

74  | USAA TARGET RETIREMENT FUNDS

================================================================================

JEFFERSON C. BOYCE(3,4,5,6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year's experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3,4,5,6,8)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  75

================================================================================

PAUL L. MCNAMARA(3,4,5,6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over three years as a Board Member of the USAA family of funds. Paul
L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3,4,5,6,7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

76  | USAA TARGET RETIREMENT FUNDS

================================================================================

MICHAEL F. REIMHERR(3,4,5,6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA
       Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial
       Expert by the Funds' Board in November 2008.
   (8) Ms. Hawley was designated as an Audit Committee Financial Expert by the Funds' Board in September 2014.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  77

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (06/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

78  | USAA TARGET RETIREMENT FUNDS

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, FASG General Counsel (04/13-11/14); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  79

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

80  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201622-0215

================================================================================

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   88214-0215                                (C)2015, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 24, 2014, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


On November 18, 2008, and September 24, 2014, respectively, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley as the Board's audit committee financial experts. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2014 and 2013 were $419,808 and $419,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2014 and 2013 were $67,300 and $78,650, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax services relating to the PFIC Analyzer Service for fiscal years ended December 31, 2014 and 2013 were $15,164 and $0, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2014 and 2013 were $67,300 and $406,468, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.


ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

Approved and adopted by the Investment Code of Ethics Committee:
August 27, 2014

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 24, 2014

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.